================================================================================


    As filed with the Securities and Exchange Commission on February 27, 2004


                                                      Registration No. 333-54112
                                                                        811-8190

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       Pre-Effective Amendment No.___                   [_]

                       Post-Effective Amendment No. 4                   [X]


                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]


                                Amendment No. 41


                                   ----------

                       UNITED OF OMAHA SEPARATE ACCOUNT C
                       ----------------------------------
                           (Exact Name of Registrant)

                     UNITED OF OMAHA LIFE INSURANCE COMPANY
                     --------------------------------------
                               (Name of Depositor)

                  Mutual of Omaha Plaza, Omaha, Nebraska, 68175
                  ---------------------------------------------
              (Address of Depositor's Principal Executive Offices)

                                 (402) 351-5225
                Depositor's Telephone Number, including Area Code

                     Name and Address of Agent for Service:
                            Michael E. Huss, Esquire
                            Mutual of Omaha Companies
                          Mutual of Omaha Plaza, 3-Law
                           Omaha, Nebraska, 68175-1008
                      Internet: mike.huss@mutualofomaha.com

                                   ----------

 It is proposed that this filing will become effective (check appropriate box):


[_]  immediately upon filing pursuant to paragraph (b) of Rule 485.
[_]  on (date) pursuant to paragraph (b) of Rule 485.
[_]  60 days after filing pursuant to paragraph (a)(i) of Rule 485.
[X]  on May 1, 2004 pursuant to paragraph (a)(i) of Rule 485.


If appropriate, check the following box:
[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



================================================================================

--------------------------------------------------------------------------------

                                                         PROSPECTUS: May 1, 2004
                                                            ULTRA-REWARDS//(R)//

                                                                Flexible Payment
[LOGO OF MUTUAL OF OMAHA] UNITED OF OMAHA       Variable Deferred Annuity Policy
--------------------------------------------------------------------------------


     This Prospectus describes ULTRA-REWARDS//(R)//, a variable annuity policy offered by United of Omaha Life Insurance Company. To purchase a Policy, you must invest at least $10,000. Further investment is optional.


--------------------------------------------------------------------------------
The investment portfolios offered through the Policy may have names that are nearly the same or similar to the names of retail mutual funds. However, these investment portfolios are not the same as those retail mutual funds, even though they have similar names and may have similar characteristics and the same managers. The investment performance of these investment portfolios is not necessarily related to the performance of the retail mutual funds. The investment portfolios are described in separate prospectuses that accompany this Prospectus.
--------------------------------------------------------------------------------

The Policy includes 33 variable options (where you have the investment risk) with investment portfolios from:

..  The Alger American Fund
..  Federated Insurance Series
..  Fidelity Variable Insurance Products Fund and Variable Insurance
   Products Fund II
..  MFS Variable Insurance Trust
..  Pioneer Variable Contracts Trust
..  Scudder Investment VIT Funds
..  Scudder Variable Series I
..  T. Rowe Price Equity Series, Inc., Fixed Income Series, Inc. and
   International Series, Inc.
..  Van Kampen Universal Institutional Funds, Inc.

and four fixed rate options (where we have the investment risk).
--------------------------------------------------------------------------------

     The variable investment options are not direct investments in mutual fund shares, but are offered through subaccounts of United of Omaha Separate Account
C. The value of your Policy will go up or down based on the investment performance of the variable investment options that you choose.

--------------------------------------------------------------------------------
Please Read This Prospectus Carefully. It provides information you should consider before investing in a Policy. Keep this Prospectus and the prospectuses for the investment portfolios for future reference.
--------------------------------------------------------------------------------

     A Statement of Additional Information about us and the Policy, with the same date as this Prospectus, is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this Prospectus by reference. You may obtain a copy of the Statement of Additional Information by writing or calling us, or you may access it in our registration on the SEC's web site (http://www.sec.gov), or you may review and copy it at the SEC's Public Reference Room in Washington D.C. (call the SEC at 1-800-SEC-0330 for details and public hours). The table of contents for the Statement of Additional Information is at the end of this Prospectus.

     An enhanced credit rider is available under the Policy (not available in all states). If you elect this rider, we will add an additional amount to your Policy value, an enhanced credit, for every purchase payment that you make in the first seven Policy Years. You will incur additional charges if you elect this rider. In addition, you may elect to receive a Renewal Credit on any Policy anniversary after the end of the eighth Policy Year and at the end of each five-year Renewal Credit period thereafter through age 85. There is no direct charge for this Renewal Credit, however, you may be subject to withdrawal charges during the Renewal Credit period if you take withdrawals from the Policy, and the overall expense of this Policy may be higher than the expenses for a similar policy that does not pay such a credit. Over time, the value of these credits may be more than offset by higher charges.

The SEC does not pass upon the accuracy or adequacy of this Prospectus, and has not approved or disapproved the Policy.
            Any representation to the contrary is a criminal offense.

          Remember that the Policy and the investment portfolios:
             .    are subject to risk, including possible loss of principal
             .    are not bank deposits
             .    are not government insured
             .    are not endorsed by any bank or government agency
             .    may not achieve their goals

--------------------------------------------------------------------------------
        UNITED OF OMAHA LIFE INSURANCE COMPANY, Variable Product Services
            P. O. Box 8430 Omaha, Nebraska 68103-0430 1-800-238-9354
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONTENTS


                                                                      Page(s)
                                                                   -------------
DEFINITIONS                                                              3
--------------------------------------------------------------------------------
INTRODUCTION AND SUMMARY                                                4-8
   Comparison to Other Policies and Investments
   How the Policy Operates
   Fee Table
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS                                                   9-11
--------------------------------------------------------------------------------
ABOUT US                                                                 12
--------------------------------------------------------------------------------
INVESTMENT OPTIONS                                                    13-21
   Variable Investment Options
   Fixed Rate Options
   Transfers
   Dollar Cost Averaging
   Systematic Transfer Enrollment Program
   Asset Allocation Program
   Rebalancing Program
--------------------------------------------------------------------------------
IMPORTANT POLICY PROVISIONS                                           22-27
   Policy Application and Issuance
   Accumulation Value
   Telephone Transactions
   Death of Annuitant
   Delay of Payments
   Minor Owner or Beneficiary
   Policy Termination
--------------------------------------------------------------------------------
EXPENSES                                                              28-31
   Withdrawal Charge
   Mortality and Expense Risk Charge
   Administrative Charges
   Enhanced Death Benefit Charge
   Enhanced Earnings Death Benefit Charge
   Enhanced Credit Charge
   Transfer Fee
   Premium Tax Charge
   Other Taxes
   Other Expenses; Investment Advisory Fees
--------------------------------------------------------------------------------
POLICY DISTRIBUTIONS                                                  32-37
   Withdrawals
   Annuity Payments
   Death Benefits
--------------------------------------------------------------------------------
FEDERAL TAX MATTERS                                                   38-40
   Taxation of Nonqualified Policies
   Taxation of Qualified Policies
   Possible Tax Law Changes
--------------------------------------------------------------------------------
MISCELLANEOUS                                                         41-47
   Distributor of the Policies
   Sales to Employees
   Voting Rights
   Distribution of Materials
   Legal Proceedings
   USA Patriot Act Notice
   Privacy Notice
   Do You Have Questions?
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION                                      48

--------------------------------------------------------------------------------
DEFINITIONS

Accumulation Unit is a measurement of value in a particular Subaccount prior to the Annuity Starting Date. Purchase payments that are invested in the variable investment options are used to purchase Accumulation Units. The Policy sets forth the calculation of the value of Accumulation Units.

Accumulation Value is the dollar value of all amounts accumulated under the Policy (in both the variable investment options and the fixed rate investment options).

Annuitant is the person on whose life annuity payments involving life contingencies are based.

Annuity Starting Date is the date when annuity payments are scheduled to begin (the end of the accumulation phase), which cannot be later than the Policy anniversary following the Annuitant's 95/th/ birthday.

Beneficiary is the person(s) or other legal entity who receives Policy benefits, if any, upon your death. If there are joint Owners, the surviving joint Owner is the primary Beneficiary and any named Beneficiary is a contingent Beneficiary.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Accumulation Value less any applicable withdrawal charge, Interest Adjustment, Policy fee and any premium tax charge not previously deducted and less any enhanced credits that are recaptured.

8-Year Fixed Account is a Fixed Account in which the interest rate is guaranteed for an eight-year period. This account is only available in the Policy application. The 8-Year Fixed Account may not be available in all states.

5-Year Fixed Account is a Fixed Account in which the interest rate is guaranteed for a five-year period. These accounts are only available at the beginning of a Renewal Credit Period. The 5-Year Fixed Account may not be available in all states.

Fixed Account is an investment option under the Policy that pays a fixed rate of interest and consists of our general account assets. The fixed rate account options may not be available in all states.

Interest Adjustment is a factor applied to certain transfers, cash surrenders or partial withdrawals from the 5-Year Fixed Account or the 8-Year Fixed Account prior to their maturity to adjust the interest earned on such accounts. (The Interest Adjustment may not be applicable in all states.)

1-Year Fixed Account is a Fixed Account in which the interest is guaranteed for a one-year period. Amounts may be transferred into this account at any time. The 1-Year Fixed Account may not be available in all states.

Owner is you -- the person(s) who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy (except for certain approved telephone transactions).


Policy is the Ultra-Rewards//(R)//, a variable annuity policy offered by us through this Prospectus.


Policy Year is measured from the annual anniversary dates of the date of issue of the Policy.

Renewal Credit is an optional credit equal to 2.5% of Accumulation Value which you may elect to receive on any Policy anniversary after the eighth Policy Year and at the end of each Renewal Credit Period thereafter through age 85.

Renewal Credit Period is a five-year term which begins on the day you elect a Renewal Credit.

Series Funds are open-end investment management companies (commonly called mutual funds) in which the Variable Account invests.

Subaccount is a segregated account within the Variable Account investing in a specified investment portfolio of one of the Series Funds.

Us, We, Our, United of Omaha is United of Omaha Life Insurance Company.

Valuation Period is the period commencing at the close of business of the New York Stock Exchange on each Business Day and ending at the close of business for the next succeeding Business Day.

Variable Account is United of Omaha Separate Account C, a separate account maintained by us.

Written Notice is written notice, signed by you, that gives us the information we require and is received at United of Omaha, Variable Product Services, P.O. Box 8430, Omaha, Nebraska 68103-0430.

You, Yours is you, the Owner of the Policy who may exercise all rights and privileges under the Policy.

                                   ----------

     This Prospectus may only be used to offer the Policy where the Policy may lawfully be sold. No one is authorized to give information or make representations about the Policy that isn't in the Prospectus; if anyone does so, you should not rely upon it as being accurate or adequate.

     This Prospectus generally describes only the variable investment options, except when the fixed rate options are specified.

--------------------------------------------------------------------------------
INTRODUCTION AND SUMMARY

     This Introduction and Summary briefly notes some of the important things about the Policy, but it is not a complete description of the Policy. The rest of this Prospectus contains more complete information, and you should read the entire Prospectus carefully.

     The Ultra-Rewards//(R)// Policy described in this Prospectus is a contract between you and United of Omaha Life Insurance Company. The Policy is a variable annuity policy, which means that you can allocate your purchase payments to as many as 33 different variable investment options, where you can gain or lose money on your investment. The variable investment options are not direct investments in mutual funds, but are Subaccounts of the Variable Account. Each Subaccount in turn invests in a particular investment portfolio. You can also allocate your purchase payments to fixed rate options, where we guarantee you will earn a fixed rate of interest. The Policy is a deferred annuity, which means it has two phases: an accumulation (or deferral) phase and an annuity payout phase.

     During the accumulation phase, any earnings that you leave in the Policy are not taxed. During this phase you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy. Some restrictions may apply to transfers (especially to transfers out of the fixed rate options). Withdrawals may be subject to a withdrawal charge or an Interest Adjustment, they may be taxable, and a penalty tax may apply.

     The accumulation phase ends and the annuity payout phase begins on the Annuity Starting Date. During the annuity payout phase, we will make periodic payments to you. You can select payments that are guaranteed to last for your entire life or for some other period. Some or all of each payment will be taxable.

     You may have the right to add an enhanced credit rider to the Policy for an additional charge. If you elect this rider, we will add an enhanced credit to each purchase payment that you contribute to the Policy during the first seven Policy Years. In addition, even if you do not elect the enhanced credit rider, you have the right to elect a Renewal Credit of 2.5% of the Accumulation Value of the Policy on any Policy Anniversary after the end of the eighth Policy year and at the end of every five-year Renewal Credit Period thereafter through age 85.

     You may also have the right to add an enhanced death benefit rider or an enhanced earnings death benefit rider to the Policy (but not both) for an additional charge. If you elect either of these riders, you may be entitled to receive a death benefit in excess of your Accumulation Value.

[ ]  COMPARISON TO OTHER POLICIES AND INVESTMENTS

--------------------------------------------------------------------------------
A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as family protection through death benefits, guaranteed fees, and asset allocation models.
--------------------------------------------------------------------------------

     Compared to fixed annuities. Like fixed-interest annuities, the Policy:

     . offers the ability to accumulate capital on a tax-deferred basis; . offers the ability to have a guaranteed minimum return on your investment if you choose a fixed rate option;
     . allows you to make withdrawals from your Policy; and . can provide annuity payments.

     The Policy is different from fixed-interest annuities in that, to the extent you select variable investment options, your Accumulation Value will reflect the investment experience of the selected variable investment options, so you have both the investment risk and opportunity, not us.

     Compared to mutual funds. Although the underlying investment portfolios operate like mutual funds and have similar investment risks, in many ways the Policy differs from mutual fund investments. The main differences are:

     . The Policy provides a death benefit that could be higher than the value of the Policy.
     . Insurance-related charges not associated with direct mutual fund investments are deducted from the value of the Policy.
     . Federal income tax liability on any earnings generally is deferred until you receive a distribution from the Policy.
     . You can make transfers from one underlying investment portfolio to another without tax liability.
     . Dividends and capital gains distributed by the investment portfolios are automatically reinvested.

     . Withdrawals before age 59 1/2 generally are subject to a 10% federal tax penalty. Also, Policy earnings that would be treated as capital gains in a mutual fund are treated as ordinary income when distributed, although taxation of them is deferred until such earnings are distributed. Taxable earnings are considered to be paid out first, followed by the return of your purchase payments.
     . Withdrawals of more than 10% of the Accumulation Value of the Policy can result in a withdrawal charge and an Interest Adjustment.
     . Most states grant you a short time period to review your Policy and cancel it. The terms of this "right to examine" period vary by state (see the cover of your Policy).
     . We, not you, own the shares of the underlying Series Funds. You have interests in our Subaccounts that invest in the Series Funds that you select.

[ ]  HOW THE POLICY OPERATES

     The following chart summarizes how the Policy operates. For more information, refer to specific sections of this Prospectus.

               --------------------------------------------------

                                PURCHASE PAYMENTS

               .    Minimum initial purchase payment is $10,000.
               .    Minimum additional purchase payment is $500.
               .    Enhanced credit will be added if enhanced
                    credit rider is elected and Renewal Credit will be added if elected.
               .    No additional purchase payments will be
                    accepted after the Annuity Starting Date.

               --------------------------------------------------

          ------------------------------------------------------------

                 DEDUCTIONS BEFORE ALLOCATING PURCHASE PAYMENTS

          In some states we are required to pay premium taxes, which may be up to 3.5% of the purchase payment you make. The amount of premium tax we are required to pay in your state may instead be deducted from your purchase payment upon surrender, upon the death of an Owner, or at the Annuity Starting Date. The timing of the deduction will vary in accordance with state law.
          ------------------------------------------------------------

     ----------------------------------------------------------------------

                         INVESTMENT OF PURCHASE PAYMENTS

     You direct the allocation of all net purchase payments among the 33 Subaccounts of the Variable Account and the Fixed Accounts. Each Subaccount invests in a corresponding investment portfolio of one of the Series Funds.
     ----------------------------------------------------------------------

--------------------------------------------------------------------------------

                             DEDUCTIONS FROM ASSETS

..    Daily charges deducted from the net assets in the Variable Account equal an annual rate of:
     -    1.25% for our mortality and expense risk;
     - 0.15% for our administrative expenses if your Policy has an Accumulation Value of less than $100,000, no charge for our administrative expense if your Policy has an Accumulation Value of $100,000 or more;
     - 0.30% if you elect the optional enhanced death benefit (may not be available in all states).
..    Daily charges deducted from the net assets in the Variable Account and the
     Fixed Accounts equal an annual rate of:
..         0.50% for the first eight Policy Years if you elect the optional enhanced credit rider (may not be available in all states).
..         0.30% if you elect the optional enhanced earnings death benefit (may not be available in all states).
..    Annual Policy fee of $40 per year assessed on each Policy anniversary if your Policy has an Accumulation Value of $50,000 or less, no annual Policy fee is assessed if your Policy has an Accumulation Value of more than $50,000 on the Policy anniversary.
..    $20 fee for transfers among the Subaccounts and the Fixed Accounts (first
     12 transfers per Policy Year are free) deducted from the amount of the transfer on the date of the transfer.
..    Investment advisory fees and operating expenses are deducted from the assets of each investment portfolio.
--------------------------------------------------------------------------------

     ----------------------------------------------------------------------

                               ACCUMULATION VALUE

     . Your Accumulation Value is equal to your purchase payments adjusted up or down each Business Day to reflect the Subaccounts' investment experience, earnings on amounts you have invested in the Fixed Accounts, charges deducted and other Policy transactions (such as withdrawals).
     . Accumulation Value may vary daily. There is no minimum guaranteed Accumulation Value for the Subaccounts.
     .  Accumulation Value can be transferred among the Subaccounts.
     . Dollar cost averaging, asset allocation and rebalancing programs are available.
     . Accumulation Value is the starting point for calculating certain values under the Policy, such as the Cash Surrender Value and the death benefit.
     ----------------------------------------------------------------------

--------------------------------------------------------------------------------
                           ACCUMULATION VALUE BENEFITS

..  You can withdraw all or part of the Cash Surrender Value. Each Policy Year, up to 10% of the Accumulation Value as of the date of the first withdrawal that Policy Year may be withdrawn without a withdrawal charge or Interest Adjustment. Thereafter, the withdrawal charge is calculated separately for each withdrawal based on the number of years the Policy has been in effect; the charge is 8% if the withdrawal is made in the first three Policy Years, 7% if the withdrawal is made in the fourth or fifth Policy Year, 6% if the withdrawal is made in the sixth or seventh Policy Year, and 5% if the withdrawal is made in the eighth Policy Year, except that no withdrawal charge applies to withdrawals made after the first Policy anniversary following the Annuitant's 90/th/ birthday. In addition, a withdrawal charge of 5% will be assessed on withdrawals made during a Renewal Credit Period, to the extent that the withdrawals exceed 10% of Accumulation Value. An Interest Adjustment, taxes and tax penalties may also apply to withdrawals.
..  Several payout options are available.
--------------------------------------------------------------------------------

                                 DEATH BENEFITS

..  Available as a lump sum or under a variety of payment options.
.. An enhanced death benefit or an enhanced earnings death benefit also may be available (for an extra charge).*


----------
* Enhanced death benefit or enhanced earnings death benefit may not be available in all states.
--------------------------------------------------------------------------------

State Variations

     This Prospectus and the Statement of Additional Information provide a general description of the Policy. Certain provisions of your Policy may be different than the general description in this Prospectus because of legal requirements in your state. Many of these differences are noted in this Prospectus. Your actual Policy and any riders are the controlling documents. All riders and options are not available in all states. Contact your registered representative or our Variable Product Services Office for specific information.

For Policies Issued in the State of Florida
-------------------------------------------

     This notice is to remind you of rights provided by Florida law, Chapter
627.4555. You may designate a person, in addition to yourself, who would be told when your premium is past due and has not been paid. This secondary addressee will only be sent notification if the insured is age 64 or older and the Policy has been in force for at least one year. Notification of possible lapse in coverage will be sent to you and the person you designate to be the secondary addressee at least 21 days before expiration of the grace period provided in your Policy.

     If you would like to take advantage of this feature, please contact Variable Products Services at 1-800-238-9354.

Tax-Free Exchanges (1035 Exchanges and Qualified Transfers/Rollovers)

     You can generally exchange one policy for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code for non-qualified policies and under transfer and rollover rules established by tee Internal Revenue Service for certain qualified policies. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this Prospectus, you might have to pay a surrender charge on your old policy, there will be a new surrender charge period for this Policy, other charges may be higher (or lower) and the benefits may be different. You should not exchange another policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

[ ]  FEE TABLE

     The following table lists various costs and expenses that you will pay (directly or indirectly) if you invest in a Policy. In addition to these expenses, in some states you will pay a premium tax charge.

-------------------------------------------------------------------------------
Policy Owner Transaction Expenses
-------------------------------------------------------------------------------
..  Maximum Withdrawal Charge/1/                                               8%
     (as a percentage of the amount withdrawn)
-------------------------------------------------------------------------------
..  Transfer Fee           - First 12 Transfers Per Year            $          0
                          -----------------------------------------------------
                          - Over 12 Transfers in one Policy Year   $    20 each
-------------------------------------------------------------------------------
Variable Account Annual Expenses
   (deducted daily to equal this annual % of Accumulation Value in the Subaccounts)
-------------------------------------------------------------------------------
..  Mortality and Expense Risk Charge                                       1.25%
-------------------------------------------------------------------------------
..  Administrative Expense Charge, less than $100,000
   Accumulation Value (determined on a quarterly basis)                    0.15%
..  Administrative Expense Charge, $100,000 or more of
   Accumulation Value (determined on a quarterly basis)                    0.00%
-------------------------------------------------------------------------------
      Total Variable Account Annual Expenses                       1.25% - 1.40%
-------------------------------------------------------------------------------
Other Annual Expenses
-------------------------------------------------------------------------------
..  Annual Policy Fee, equal to or less than $50,000 Accumulation
   Value (determined annually on Policy anniversary date)          $40 per year
..  Annual Policy Fee, more than $50,000 of Accumulation Value
   (determined annually on Policy anniversary date)                $ 0 per year
-------------------------------------------------------------------------------

..  Enhanced Death Benefit Charge (Optional), deducted daily to equal this annual percentage of Accumulation Value of the
   Subaccounts.                                                            0.30%
..  Enhanced Earnings Death Benefit Charge (Optional), deducted daily to equal this annual percentage of Accumulation Value
   of the Subaccounts and the Fixed Accounts.                              0.30%
..  Enhanced Credit Rider Charge (Optional), deducted daily for the first eight Policy Years to equal this annual percentage of Accumulation Value of the Subaccounts and the Fixed
   Accounts.                                                               0.50%

-------------------------------------------------------------------------------


----------
/1/ Each Policy Year up to 10% of the Accumulation Value as of the date of the first withdrawal that year can be withdrawn without a withdrawal charge or Interest Adjustment. Accordingly, the effective maximum withdrawal charge is 7.2%.

     The next item shows the minimum and maximum total operating expenses deducted from the total net assets of the investment portfolios (before fee waivers or expense reimbursements) during the fiscal year ended December 31, 2003. Expenses of the investment portfolios may be higher or lower in the future. More detail concerning each investment portfolio's fees and expenses is contained in the prospectus for each investment portfolio.

Annual Investment Portfolio Operating Expenses:

-------------------------------------------------------------------------------
                                                    Minimum           Maximum
-------------------------------------------------------------------------------
Annual Investment Portfolio Operating                        %                 %
Expenses (expenses that are deducted
from portfolio assets, including
management fees, distribution or service
fees (12b-1 fees), and other expenses)
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                For more detailed information about the Policy,
            please read the rest of this Prospectus and the Policy.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS


     Our statutory financial statements and the financial statements of each of the Subaccounts of the Variable Account are contained in the Statement of Additional Information. You should consider our financial statements only as bearing upon our ability to meet our obligations under the Policies. For a free copy of these statutory financial statements and the financial statements of each of the Subaccounts of the Variable Account and/or the Statement of Additional Information, please call or write us at our administrative office. At December 31, 2003, net assets of the Subaccounts were represented by the following Accumulation Unit values and Accumulation Units. This information should be read in conjunction with the Variable Account's financial statements and related notes included in the Statement of Additional Information.




                                                       Accumulation   Accumulation
                                                        Unit Value     Unit Value       Number of
                                                            on          at End of     Accumulation
                   Subaccount                          Commencement       Year         Units at End
---------------------------------------------------        Date       (December 31)     of Year/**/
               (Date of Inception)                        ($)/*/         ($)/*/       (December 31)
Alger American Growth (8/28/01)                              10.000
     2001 .........................................                           8.828             428
     2002 .........................................                           5.842         104,759
     2003 .........................................
Alger American Small Capitalization (8/28/01)                10.000
     2001 .........................................                           8.691             864
     2002 .........................................                           6.331          17,527
     2003 .........................................
Federated Fund for U.S. Government Securities II
 (8/28/01)                                                   10.000
     2001 .........................................                          10.319           1,497
     2002 .........................................                          11.111          25,321
     2003 .........................................
Federated Prime Money Fund II (8/28/01)                       1.000
     2001 .........................................                           1.008          39,862
     2002 .........................................                           1.010         562,243
     2003 .........................................
Fidelity VIP Asset Manager: Growth (8/28/01)                 10.000
     2001 .........................................                           9.546           1,580
     2002 .........................................                           7.935           1,863
     2003 .........................................
Fidelity VIP Contrafund (8/28/01)                            10.000
     2001 .........................................                           9.444             374
     2002 .........................................                           8.430           8,197
     2003 .........................................
Fidelity VIP Equity Income (8/28/01)                         10.000
     2001 .........................................                           9.281           2,959
     2002 .........................................                           7.593          19,421
     2003 .........................................
Fidelity VIP Index 500 (8/28/01)                             10.000
     2001 .........................................                           9.135           4,435
     2002 .........................................                           6.996         138,974
     2003 .........................................
Fidelity VIP Mid Cap (5/1/03)                                     -
     2003 .........................................
MFS Capital Opportunities Series (8/28/01)                   10.000
     2001 .........................................                           8.307           5,416
     2002 .........................................                           5.756          20,775
     2003 .........................................
MFS Emerging Growth Series 8/28/01)                          10.000
     2001 .........................................                           8.363             466
     2002 .........................................                           5.462          11,162
     2003 .........................................


                                                       Accumulation   Accumulation
                                                        Unit Value     Unit Value       Number of
                                                            on          at End of     Accumulation
                   Subaccount                          Commencement       Year         Units at End
---------------------------------------------------        Date       (December 31)     of Year/**/
               (Date of Inception)                        ($)/*/         ($)/*/       (December 31)
MFS High Income Series (8/28/01)                             10.000
     2001 .........................................                           9.668           2,894
     2002 .........................................                           9.769          11,698
     2003 .........................................
MFS Research Series (8/28/01)                                10.000
     2001 .........................................                           8.694             420
     2002 .........................................                           6.463           2,599
     2003 .........................................
MFS Strategic Income Series (8/28/01)                        10.000
     2001 .........................................                          10.321           2,869
     2002 .........................................                          11.027           7,893
     2003 .........................................
Pioneer Equity-Income VCT (8/28/01)                          10.000
     2001 .........................................                           9.388           2,865
     2002 .........................................                           7.783           8,975
     2003 .........................................
Pioneer Fund VCT (8/28/01)                                   10.000
     2001 .........................................                           9.011             396
     2002 .........................................                           7.185           9,172
     2003 .........................................
Pioneer Growth Shares VCT (8/28/01)                          10.000
     2001 .........................................                           8.666             410
     2002 .........................................                           5.556           2,651
     2003 .........................................
Pioneer Mid-Cap Value VCT (8/28/01)                          10.000
     2001 .........................................                           9.757           1,122
     2002 .........................................                           8.538          92,952
     2003 .........................................
Pioneer Real Estate Shares VCT (8/28/01)                     10.000
     2001 .........................................                          10.401           2,666
     2002 .........................................                          10.505          21,604
     2003 .........................................
Pioneer Small Cap Value VCT (5/1/03)                              -
     2003 .........................................
Scudder VIT EAFE(R) Equity Index Fund (8/28/01)              10.000
     2001 .........................................                           8.652           2,918
     2002 .........................................                           6.698           9,928
     2003 .........................................
Scudder VIT Small Cap Index Fund (8/28/01)                   10.000
     2001 .........................................                           9.649           1,778
     2002 .........................................                           7.567          20,324
     2003 .........................................
Scudder Global Discovery (8/28/01)                           10.000
     2001 .........................................                           8.560             964
     2002 .........................................                           6.756           4,072
     2003 .........................................
Scudder Growth and Income (8/28/01)                          10.000
     2001 .........................................                           9.204           2,632
     2002 .........................................                           6.961           9,182
     2003 .........................................
Scudder International B (8/28/01)                            10.000
     2001 .........................................                           8.237             529
     2002 .........................................                           6.620           4,329
     2003 .........................................


                                                       Accumulation   Accumulation
                                                        Unit Value     Unit Value       Number of
                                                            on          at End of     Accumulation
                   Subaccount                          Commencement       Year         Units at End
---------------------------------------------------        Date       (December 31)     of Year/**/
               (Date of Inception)                        ($)/*/         ($)/*/       (December 31)
T. Rowe Price Equity Income (8/28/01)                        10.000
     2001 .........................................                           9.680           2,806
     2002 .........................................                           8.304         109,871
     2003 .........................................
T. Rowe Price International (8/28/01)                        10.000
     2001 .........................................                           8.913           3,435
     2002 .........................................                           7.192          90,305
     2003 .........................................
T. Rowe Price Limited-Term Bond (8/28/01)                    10.000
     2001 .........................................                          10.352           8,508
     2002 .........................................                          10.776          69,595
     2003 .........................................
T. Rowe Price New America Growth (8/28/01)                   10.000
     2001 .........................................                           9.157           2,241
     2002 .........................................                           6.482           9,742
     2003 .........................................
T. Rowe Price Personal Strategy Balanced (8/28/01)           10.000
     2001 .........................................                           9.731           2,909
     2002 .........................................                           8.859          17,930
     2003 .........................................
Van Kampen UIF Emerging Markets Equity (8/28/01)             10.000
     2001 .........................................                           9.405           1,116
     2002 .........................................                           8.461          14,830
     2003 .........................................
Van Kampen Core Plus Fixed Income (8/28/01)                  10.000
     2001 .........................................                          10.372           2,779
     2002 .........................................                          10.993         178,128
     2003 .........................................
Van Kampen UIF Technology (8/28/01)                          10.000
     2001 .........................................                           7.727             578
     2002 .........................................                           3.894           4,198
     2003 .........................................


 * Accumulation Unit values are rounded to the nearest hundredth of a cent. ** Number of Accumulation Units is rounded to the nearest unit.

--------------------------------------------------------------------------------
ABOUT US

     We are United of Omaha Life Insurance Company, a stock life insurance company organized under the laws of the State of Nebraska in 1926. We are a wholly-owned subsidiary of Mutual of Omaha Insurance Company. The Mutual of Omaha family of companies provides life, health, disability, home and auto insurance, trust services, and investment sales and brokerage services. The Mutual of Omaha Companies have a proud tradition of supporting environmental education, beginning with its long-running Mutual of Omaha's Wild Kingdom television program, and continued through its Wildlife Heritage Trust. United of Omaha is principally engaged in the business of issuing group and individual life insurance and annuity policies, and group accident and health insurance in all states (except New York), and the District of Columbia.

     We may from time to time publish (in advertisements, sales literature and reports to Policy Owners) the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Moody's Investors Service, Inc., Standard & Poor's, and Duff & Phelps Credit Rating Company. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. The ratings do not bear on the investment performance of assets held in the Variable Account or on the safety or the degree of risk associated with an investment in the Variable Account.

--------------------------------------------------------------------------------
INVESTMENT OPTIONS


--------------------------------------------------------------------------------
The investment results of each investment portfolio, whose investment goals are briefly summarized below, are likely to differ significantly. You should consider carefully, and on a continuing basis, which portfolios or combination of investment portfolios and fixed rate options best suit your long-term investment goals.
--------------------------------------------------------------------------------


     We recognize you have very personal goals and investment strategies. The Policy allows you to choose from a wide array of investment options --- each chosen for its potential to meet specific investment goals. You may allocate all or a part of your purchase payments to one or a combination of the variable investment options or the fixed rate options (although allocations to the systematic transfer account and the 8-Year and 5-Year Fixed Accounts may be made only in limited circumstances and the Fixed Account options may not be available in all states). Allocations must be in whole percentages and total 100%.

     You can choose among 33 variable investment options and four fixed rate options.

[ ]  VARIABLE INVESTMENT OPTIONS

--------------------------------------------------------------------------------
The investment portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. However, the investment goals and policies of certain portfolios available under the Policy are very similar to the investment goals and policies of other portfolios that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance and results of the portfolios available under the Policy may be lower or higher than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios available under the Policy will be comparable to the investment results of any other mutual fund portfolio, even if the other portfolio has the same investment adviser or manager and the same investment goals and policies, and a very similar name. For detailed information about any investment portfolio, including its performance history, refer to the prospectus for that investment portfolio.
--------------------------------------------------------------------------------

     With the Policy's variable investment options, you bear the investment risk, not us. You control the amount of money you invest in each of the investment portfolios, and you bear the risk those portfolios will perform worse than you expect.

     The Variable Account, United of Omaha Separate Account C, provides you with 33 variable investment options in the form of Series Fund investment portfolios. Each Series Fund is an open-end investment management company. When you allocate Accumulation Value to a Series Fund's portfolio, those funds are placed in a Subaccount of the Variable Account corresponding to that investment portfolio, and the Subaccount in turn invests in the investment portfolio. The Accumulation Value of your Policy depends directly on the investment performance of the investment portfolios that you select.

     The Variable Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Variable Account or United of Omaha. The Variable Account was established as a separate investment account of United of Omaha under Nebraska law on December 1, 1993. Under Nebraska law, we own the Variable Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Variable Account. Any and all distributions made by the Series Funds with respect to the shares held by the Variable Account will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the investment portfolios. We do not make any representations about their future performance. The investment portfolios may fail to meet their objectives, and they could go down in value. Each portfolio operates as a separate investment fund, and the income or losses of one portfolio generally have no effect on the investment performance of any other portfolio. Complete descriptions of each portfolio's investment goals and restrictions and other material information related to an investment in the portfolio are contained in the prospectuses for each of the Series Funds which accompany this Prospectus. Read these prospectuses carefully before you choose a portfolio.

------------------------------------------------------------------------------------------------------------------------------------
                                              Variable Investment Options
                                        Under United of Omaha Separate Account C
   Asset Category (*)                          (Series Fund - Portfolio)                                          Goal
------------------------------------------------------------------------------------------------------------------------------------
Sector Equity             Van Kampen Universal Institutional Funds, Inc. -                            Long-term capital appreciation
                          Van Kampen UIF Technology Portfolio /(6)/
                          ----------------------------------------------------------------------------------------------------------
                                                                     Technology Securities
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity   Van Kampen Universal Institutional Funds, Inc. -                            Long-term capital appreciation
                          Van Kampen UIF Emerging Markets Equity Portfolio /(6)/
                          ----------------------------------------------------------------------------------------------------------
                                                              Emerging market country securities
------------------------------------------------------------------------------------------------------------------------------------
International Equity      Scudder Investment VIT Funds -                                              Long-term capital appreciation
                          Scudder VIT EAFE(R) Equity Index Fund Portfolio Class A /(11)/
                          ----------------------------------------------------------------------------------------------------------
                                          Statistically selected sample of the securities found in the EAFE(R) Index
                          ----------------------------------------------------------------------------------------------------------
                          Scudder Variable Series I Fund -                                            Long-term capital appreciation
                          Scudder VS1 Global Discovery Portfolio Class B /(8)/
                          ----------------------------------------------------------------------------------------------------------
                                                        Small companies in the U.S. or foreign markets
                          ----------------------------------------------------------------------------------------------------------
                          Scudder Variable Series I Fund -                                            Long-term capital appreciation
                          Scudder VS1 International Portfolio Class B /(8)/
                          ----------------------------------------------------------------------------------------------------------
                                            Common stocks of companies which do business outside the United States
                          ----------------------------------------------------------------------------------------------------------
                          T. Rowe Price International Series, Inc. -                                  Long-term capital appreciation
                          T. Rowe Price International Stock Portfolio /(9)/
                          ----------------------------------------------------------------------------------------------------------
                                                              Common stocks of foreign companies
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Equity        Pioneer Variable Contracts Trust -                                          Long-term capital appreciation
                          Pioneer Real Estate Shares VCT Portfolio Class II /(7)/                     with current income
                          ----------------------------------------------------------------------------------------------------------
                                        Real estate investment trusts (REITs) and other real estate industry companies
------------------------------------------------------------------------------------------------------------------------------------
Small-Cap Equity          Alger American Fund -                                                       Long-term capital appreciation
                          Alger American Small Capitalization Portfolio Class 0 /(1)/
                          ----------------------------------------------------------------------------------------------------------
                                   Equity securities of companies with total market capitalization of less than $1 billion
                          ----------------------------------------------------------------------------------------------------------
                          Scudder Investment VIT Funds -                                              Long-term capital appreciation
                          Scudder VIT Small Cap Index Fund Portfolio Class A /(11)/
                          ----------------------------------------------------------------------------------------------------------
                                      Statistically selected sample of the securities found in the Russell 2000(R) Index
                          ----------------------------------------------------------------------------------------------------------
                          Pioneer Variable Contracts Trust-                                           Long-term capital appreciation
                          Pioneer Small Cap Value VCT Portfolio Class II /(7)/
                          ----------------------------------------------------------------------------------------------------------
                                                                Currently undervalued companies
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Equity            Fidelity Variable Insurance Products Fund                                   Long-term capital appreciation
                          Fidelity VIP Mid Cap Portfolio Service Class 2 /(3)/
                          ----------------------------------------------------------------------------------------------------------
                                                                Currently undervalued companies
                          ----------------------------------------------------------------------------------------------------------
                          Pioneer Variable Contracts Trust -                                          Long-term capital appreciation
                          Pioneer Mid-Cap Value VCT Portfolio Class II /(7)/
------------------------------------------------------------------------------------------------------------------------------------
Large-Cap Growth Equity                                         Currently undervalued companies
                          ----------------------------------------------------------------------------------------------------------
                          Alger American Fund -                                                       Long-term capital appreciation
                          Alger American Growth Portfolio Class 0 /(1)/
                          ----------------------------------------------------------------------------------------------------------
                                   Equity securities of companies with total market capitalization of more than $1 billion
                          ----------------------------------------------------------------------------------------------------------
                          Fidelity Variable Insurance Products Fund II -                              Long-term capital appreciation
                          Fidelity VIP Contrafund Portfolio Service Class 2 /(3)/
                          ----------------------------------------------------------------------------------------------------------
                                                                Currently undervalued companies
                          ----------------------------------------------------------------------------------------------------------
                          Fidelity Variable Insurance Products Fund II -                              Long-term capital appreciation
                          Fidelity VIP Index 500 Portfolio Service Class 2 /(3)/                      with current income
                          ----------------------------------------------------------------------------------------------------------
                                                    Stocks that comprise the Standard and Poor's 500 Index
                          ----------------------------------------------------------------------------------------------------------
                          MFS Variable Insurance Trust -                                              Long-term capital appreciation
                          MFS Capital Opportunities Series Portfolio Service Class /(5)/
                          ----------------------------------------------------------------------------------------------------------
                                                       Common stocks of domestic and foreign companies
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                              Variable Investment Options
                                        Under United of Omaha Separate Account C
   Asset Category (*)                           (Series Fund - Portfolio)                                         Goal
------------------------------------------------------------------------------------------------------------------------------------
Large-Cap Growth Equity   MFS Variable Insurance Trust -                                              Long-term capital appreciation
                          MFS Emerging Growth Series Portfolio Service Class /(5)/
                          ----------------------------------------------------------------------------------------------------------
                                               Common stocks of small and medium-sized companies with growth potential
                          ----------------------------------------------------------------------------------------------------------
                          MFS Variable Insurance Trust -                                              Long-term capital appreciation
                          MFS Research Series Portfolio Service Class /(5)/
                          ----------------------------------------------------------------------------------------------------------
                                              Research analyst's recommendations for best expected capital appreciation
                          ----------------------------------------------------------------------------------------------------------
                          Pioneer Variable Contracts Trust -                                          Long-term capital appreciation
                          Pioneer Growth Shares VCT Portfolio Class II /(7)/
                          ----------------------------------------------------------------------------------------------------------
                                       Focus on secular trends, competitive strength and return on incremental invested capital
                          ----------------------------------------------------------------------------------------------------------
                          T. Rowe Price Equity Series, Inc. -                                         Long-term capital appreciation
                          T. Rowe Price New America Growth Portfolio /(10)/
                          ----------------------------------------------------------------------------------------------------------
                                                 Common stocks of U.S. companies in the service sector of the economy
------------------------------------------------------------------------------------------------------------------------------------
Large-Cap Value Equity    Fidelity Variable Insurance Products Fund -                                 Dividend income & capital
                          Fidelity VIP Equity-Income Portfolio Service Class 2 /(3)/                  appreciation
                          ----------------------------------------------------------------------------------------------------------
                                                                  Income-producing equity securities
                          ----------------------------------------------------------------------------------------------------------
                          Pioneer Variable Contracts Trust -                                          Current income & long-term
                          Pioneer Equity Income VCT Portfolio Class II /(7)/                          growth
                          ----------------------------------------------------------------------------------------------------------
                                                  Focus on large, strong companies with histories of dividend growth
                          ----------------------------------------------------------------------------------------------------------
                          Pioneer Variable Contracts Trust -                                          Capital growth with current
                          Pioneer Fund VCT Portfolio Class II /(7)/                                   income
                          ----------------------------------------------------------------------------------------------------------
                                                   Emphasizes high-quality, value and long-term earnings potential
                          ----------------------------------------------------------------------------------------------------------
                          Scudder Variable Series I Fund -                                            Long-term capital appreciation
                          Scudder VS1 Growth and Income Portfolio Class B /(8)/                       with current income
                          ----------------------------------------------------------------------------------------------------------
                                                            Common stocks of large, established companies
                          ----------------------------------------------------------------------------------------------------------
                          T. Rowe Price Equity Series, Inc. -                                         Dividend income & capital
                          T. Rowe Price Equity Income Portfolio /(10)/                                appreciation
                          ----------------------------------------------------------------------------------------------------------
                                                        Dividend-paying common stocks of established companies
------------------------------------------------------------------------------------------------------------------------------------
Hybrid                    Fidelity Variable Insurance Products Fund II -                              Long-term capital appreciation
                          Fidelity VIP Asset Manager: Growth Portfolio Service Class 2 /(3,4)/
                          ----------------------------------------------------------------------------------------------------------
                                                    Domestic and foreign stocks, bonds and short-term investments
                          ----------------------------------------------------------------------------------------------------------
                          T. Rowe Price Equity Series, Inc. -                                         Capital appreciation &
                          T. Rowe Price Personal Strategy Balanced Portfolio /(10)/                   dividend income
                          ----------------------------------------------------------------------------------------------------------
                                                  Diversified portfolio of stocks, bonds and money market securities
------------------------------------------------------------------------------------------------------------------------------------
International             MFS Variable Insurance Trust -                                              Seeks income & capital
Fixed Income              MFS Strategic Income Series Portfolio Service Class /(5)/                   appreciation
                          ----------------------------------------------------------------------------------------------------------
                                                                    International government bonds
------------------------------------------------------------------------------------------------------------------------------------
High Yield Fixed Income   MFS Variable Insurance Trust -                                              High current income and
                          MFS High Income Series Portfolio Service Class /(5)/                        capital appreciation
                          ----------------------------------------------------------------------------------------------------------
                                                Diversified bond portfolio, some of which may involve equity features
------------------------------------------------------------------------------------------------------------------------------------
Intermediate-Term /       Van Kampen Universal Institutional Funds, Inc. -                            Above average return from a
Long-Term Fixed Income    Van Kampen UIF Core Plus Fixed Income Portfolio /(6)/                       diversified portfolio of fixed
                                                                                                      income securities
                          ----------------------------------------------------------------------------------------------------------
                                               Medium to high quality fixed income investments of intermediate maturity
                          ----------------------------------------------------------------------------------------------------------
                          Federated Insurance Series -                                                Current income
                          Federated Fund for U.S. Gov't Securities II Portfolio /(2)/
                          ----------------------------------------------------------------------------------------------------------
                                                                     U.S. Government bonds
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Fixed Income   T. Rowe Price Fixed Income Series, Inc. -                                   High level of current income
                          T. Rowe Price Limited-Term Bond Portfolio /(10)/                            consistent with modest price
                                                                                                      fluctuations
                          ----------------------------------------------------------------------------------------------------------
                                                 Short and intermediate-term investment grade debt securities
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                              Variable Investment Options
                                        Under United of Omaha Separate Account C
   Asset Category (*)                           (Series Fund - Portfolio)                                         Goal
------------------------------------------------------------------------------------------------------------------------------------
Cash                      Federated Insurance Series -                                                Current income consistent with
                          Federated Prime Money Fund II Portfolio/(2)/                                the stability of principal
                          ----------------------------------------------------------------------------------------------------------
                                                             High-quality money market instruments
------------------------------------------------------------------------------------------------------------------------------------

(*) Asset Category designations are our own to help you gain insight into each portfolio's intended goals, but do not assure any portfolio will perform consistent with the categorization. Information contained in the Series Funds' prospectuses should be read carefully before investing in any Subaccount.

Investment advisers of the Series Funds:

--------------------------------------------------------------------------------
We do not assure that any portfolio will achieve its stated objective. Detailed information, including a description of each investment portfolio's investment goals and policies and a description of risks involved in investing in each of the portfolios is contained in the prospectuses for the Series Funds, current copies of which accompany this Prospectus. None of these portfolios are insured or guaranteed by the U.S. government.
--------------------------------------------------------------------------------

     /(1)/  Fred Alger Management, Inc.
     /(2)/  Federated Investment Management Company.
     /(3)/  Fidelity Management & Research Company.
     /(4)/ Fidelity Management & Research (U.K.) Inc., and Fidelity Management and Research Far East Inc., regarding research and investment recommendations with respect to companies based outside the United States.
     /(5)/  MFS/TM/ Investment Management.
     /(6)/  Morgan Stanley Investment Management Inc.
     /(7)/  Pioneer Investment Management, Inc.
     /(8)/  Scudder Kemper Investments, Inc.
     /(9)/ Rowe Price-Fleming International, Inc., a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings Limited.
     /(10)/ T. Rowe Price Associates, Inc.
     /(11)/ Deutsche Asset Management, Inc.


     The investment advisers of the Series Funds and the investment portfolios are described in greater detail in the prospectuses for the investment portfolios. Past performance may not be an indication of future performance.





     Each investment portfolio is designed to provide an investment vehicle for variable annuity and variable life insurance contracts issued by various insurance companies. For more information about the risks associated with the use of the same funding vehicle for both variable annuity and variable life insurance contracts of various insurance companies, see the prospectuses of the investment portfolios that accompany this Prospectus.

     We may perform certain shareholder services and other administrative functions on behalf of the investment portfolios or their investment advisers. We may receive revenues from the investment portfolios or their investment advisers for the performance of these services. The amount of these revenues could be substantial and may depend on the amount our Variable Account invests in the investment portfolios.

Adding, Deleting, or Substituting Variable Investments

     We do not control the Series Funds, so we cannot guarantee that any of the investment portfolios will always be available. We retain the right to change the investments of the Variable Account. This means we may eliminate the shares of any investment portfolio held in our Variable Account and substitute shares of another open-end management investment company for the shares of any investment portfolio, if the shares of the investment portfolio are no longer available for investment or if, in our judgment, investment in any investment portfolio would be inappropriate in view of the purposes of the Variable Account. We will first notify you and receive any necessary SEC and state approval before making such a change.

     If an investment portfolio is eliminated, we will ask you to reallocate any amount in the eliminated investment portfolio. If you do not reallocate these amounts, we will reallocate such amounts only in accordance with SEC pronouncements and only after obtaining an exemptive order from the SEC, if required.

     If we make a portfolio substitution or change, we may change the Policy to reflect the substitution or change. Our Variable Account may be (i) operated as a management investment company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Variable Account to other accounts.

[ ]  FIXED RATE OPTIONS (may not be available in all states)

--------------------------------------------------------------------------------
All amounts allocated to the fixed rate options become part of the general account assets of United of Omaha. Interests in the general account have not been registered with the SEC and are not subject to the SEC's regulation, nor is the general account registered as an investment company with the SEC. Therefore, the SEC staff has not reviewed the Fixed Account disclosures in this Prospectus.
--------------------------------------------------------------------------------

     There are four fixed rate options, the 1-Year Fixed Account, the 5-Year Fixed Account, the 8-Year Fixed Account and the systematic transfer account. The Fixed Account options may not be available in all states. The 8-Year Fixed Account is available only in the Policy Application. In addition, the 5-Year Fixed Account is available only at the time of election of the Renewal Credit. With fixed rate options, we bear the investment risk. This means we guarantee that you will earn a minimum interest rate. This minimum interest rate is guaranteed to yield 3% per year, compounded annually. We may declare a higher current interest rate. The 1-Year Fixed Account interest rate will be guaranteed for one year, the 5-Year Fixed Account interest rate will be guaranteed for five years and the 8-Year Fixed Account interest rate will be guaranteed for eight years. However, amounts in the 5-Year and 8-Year Fixed Accounts may be subject to an Interest Adjustment if amounts are withdrawn prior to the end of the respective term. We have full control over how assets allocated to fixed rate options are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. The Fixed Accounts may not be available in all states. The focus of this Prospectus is to disclose the Variable Account aspects of the Policy. For additional details regarding the fixed investment options, please see the Policy.

Systematic Transfer Account

     The systematic transfer account is the fixed rate option used if you elect to participate in the systematic transfer enrollment program ("STEP program"). The STEP program is used to automatically transfer a predetermined dollar amount on a monthly basis to any of the Subaccounts you choose. You cannot transfer amounts from the STEP program to any of the Fixed Accounts. The allocation and the predetermined dollar amount may not be changed once the STEP program is elected. You must have a minimum of $5,000 in your systematic transfer account in order to participate in the STEP program. Funds may not be transferred from the Subaccounts or the Fixed Accounts to the systematic transfer account once the Policy has been issued (except for funds designated to be transferred into the Policy pursuant to an Internal Revenue Code Section 1035 exchange or an IRA rollover or transfer), but additional purchase payments may be allocated to the systematic transfer account during the first seven Policy years after you purchase the Policy as long as there are no amounts in the systematic transfer account at the time of such additional allocation.


     Funds allocated to the systematic transfer account must be completely transferred to the Variable Account in seven months. Transfers from the systematic transfer account do not count toward the 12 free transfers allowed each Policy Year. You may not transfer funds into the systematic transfer account. The systematic transfer account may not be used to practice "market timing", and we may disallow transactions involving this account on that basis.


Fixed Accounts

--------------------------------------------------------------------------------
We have sole discretion to set current interest rates of fixed rate options. We do not guarantee the level of future interest rates of fixed rate options, except that they will not be less than the guaranteed minimum interest rate.
--------------------------------------------------------------------------------

     The Fixed Accounts are part of our general account assets. Our general account includes all our assets except those segregated in the Variable Account or in any other separate investment account. You may allocate purchase payments to the 8-Year Fixed Account only when you purchase the Policy. You may allocate amounts to the 5-Year Fixed Account only at the beginning of any Renewal Credit Period. Each Policy can hold amounts only in one 8-Year Fixed Account or one 5-Year Fixed Account at any time. Instead of you bearing the investment risk, as you do with investments allocated to the Variable Account, we bear the full investment risk for investments in the fixed rate options. We have sole discretion to invest the assets of our general account, subject to applicable law.

     We guarantee that money invested in any fixed rate option will earn an effective rate of interest which will yield at least 3% per year, compounded annually. However, we have complete discretion to declare interest in excess of the guaranteed minimum rate, or not to declare any excess interest. You bear this risk. Once declared, we guarantee that any rate will last for the applicable period. Different rates of interest may be credited to each Fixed Account.

     We guarantee that, at any time prior to the Annuity Starting Date or the death of the Owner, the amount in your Fixed Accounts will not be less than:

     (i) the amount of purchase payments allocated and Accumulation Value transferred to the Fixed Accounts, less
     (ii)  premium taxes or other taxes allocable to the Fixed Accounts, less
     (iii) any amounts deducted from the Fixed Accounts in connection with partial withdrawals (including any withdrawal charges or Interest Adjustment), allocable expenses or transfers to the Variable Account, less
     (iv) the charges for the enhanced credit rider and the enhanced earnings death benefit rider, if you elect either of these riders, plus
     (v) interest at a rate which is guaranteed to yield 3% per year, compounded annually, and plus
     (vi)  excess interest (if any) credited to amounts in the Fixed Accounts.

Interest Adjustment

     If you request a transfer, cash surrender or partial withdrawal of amounts in the 5-Year Fixed Account or in the 8-Year Fixed Account, an interest adjustment factor may be applied to determine the partial withdrawal amount or the Cash Surrender Value. The Interest Adjustment may increase or decrease your partial withdrawal amount or Cash Surrender Value, but in no event will the Interest Adjustment result in a credited interest rate which will yield less than 3% per annum. The Interest Adjustment may not be applicable in all states.

     Detailed information regarding the calculation of the Interest Adjustment is set forth in the Policy. For further information please consult the Policy and the POLICY DISTRIBUTIONS section of this Prospectus.

[ ]  TRANSFERS

     The Policy is designed for long-term investment, not for active trading or "market timing." Excessive transfers could harm other Policy Owners by having a detrimental effect on portfolio management. Subject to restrictions during the "right to examine" period and prior to the Annuity Starting Date, you may transfer Policy value from one Subaccount to another, from the Variable Account to the 1-Year Fixed Account, or from the 1-Year Fixed Account to any Subaccount, subject to these rules:

Transfer Rules:

     . We must receive notice of the transfer --- either Written Notice or an authorized telephone transaction.
     . The transferred amount must be at least $500, or the entire Subaccount value if it is less. If the Subaccount value remaining after a transfer will be less than $500, we will include that amount as part of the transfer.
     . The first 12 transfers each Policy Year from Subaccounts are free. The rest cost $20 each. This fee is deducted from the amount transferred. We will never allow more than 24 transfers in a Policy Year.
     .  A transfer from the Fixed Accounts:
          - is limited during any Policy Year to 10% of the Fixed Account value on the date of the initial transfer during that year
          - may be made only once each Policy Year (unless the dollar cost averaging program or the systematic transfer account program is elected);
          -  is free;
          -  may be delayed up to six months (30 days in West Virginia); and
          -  does not count toward the 12 free transfer limit.
     . We reserve the right to limit transfers, or to modify transfer privileges, into any Subaccount, and we reserve the right to change the transfer rules at any time. We also reserve the right to refuse to complete any transfer into a Subaccount that we determine is intended to be for "market timing" purposes. We will notify affected policyholders before we limit transfers, modify transfer procedures or refuse to complete a transfer.
     . Transfers made pursuant to participation in the dollar cost averaging, STEP, asset allocation or rebalancing programs are not subject to the amount or timing limitations of these rules, nor are they subject to a transfer fee. See the sections of this Prospectus describing those programs for the rules of each program.
     . If you transfer amounts from the Fixed Accounts to the Variable Account, we can restrict or limit any transfer of those amounts back to the Fixed Accounts.

     . We reserve the right to permit transfers from the Fixed Accounts in excess of the 10% annual limitation. In the event this limitation is waived for amounts in the 5-Year or 8-Year Fixed Accounts, any applicable Interest Adjustment will apply to any amount that is transferred in excess of the 10% limit.
     . Transfers result in cancellation of Accumulation Units in the Subaccount from which the transfer is made, and the purchase of Accumulation Units in a Subaccount to which a transfer is made.

Third-Party Transfers:

     Where permitted and subject to our rules, we may accept your authorization to have a third party exercise transfers on your behalf. Third-party transfers are subject to the same rules as all other transfers.

[ ]  DOLLAR COST AVERAGING

--------------------------------------------------------------------------------
The dollar cost averaging and the STEP program are intended to result in the purchase of more Accumulation Units when the Accumulation Unit value is low, and fewer units when the Accumulation Unit value is high. However, there is no guarantee that either program will result in a higher Accumulation Value or otherwise be successful.
--------------------------------------------------------------------------------

     Our dollar cost averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from one Subaccount or the 1-Year Fixed Account to any Subaccount(s). You can begin dollar cost averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Rules of the dollar cost averaging program are:

Dollar Cost Averaging Rules:

     .  The dollar cost averaging program is free.
     . We must receive notice of your election and any changed instruction --- either Written Notice or an authorized telephone transaction.
     . Automatic transfers can occur monthly, quarterly, semi-annually, or annually.
     . There must be at least $5,000 of Accumulation Value in the Subaccount or Fixed Account from which transfers are being made to begin dollar cost averaging.
     . Amount of each transfer must be at least $100, and must be $50 per Subaccount.
     . If transfers are made from the 1-Year Fixed Account, the maximum annual transfer amount is 10% of that account's value at the time of the first dollar cost averaging transfer during that Policy Year. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
     . Dollar cost averaging program transfers cannot begin before the end of a Policy's "right to examine" period.
     . You may specify that transfers be made on the 1/st/ through the 28/th/ day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy monthly anniversary following the date the Policy's "right to examine" period ends.
     . You can limit the number of transfers to be made, in which case the program will end when that number has been made as long as there are sufficient funds to make the number of transfers requested. Otherwise, the program will terminate on the transfer date when the amount remaining in the applicable Subaccount or the Fixed Account is less than $100 prior to a transfer.

     . Transfers made according to the dollar cost averaging program do not count in determining whether a transfer fee applies.

[ ]  SYSTEMATIC TRANSFER ENROLLMENT PROGRAM ("STEP program")
     (may not be available in all states)

--------------------------------------------------------------------------------
You cannot transfer amounts from the STEP program to another Fixed Account.
--------------------------------------------------------------------------------

     The STEP program allows you to automatically transfer funds on a monthly basis from the systematic transfer account to any Subaccount. It allows you to use a dollar cost averaging concept to move your initial purchase payment from a fixed interest rate account into variable investment options within a seven-month period. You cannot transfer funds from the STEP account into another Fixed Account. If you want to move funds from a fixed interest rate account into variable investment options over a longer time period using the same concept, then you should use the dollar cost averaging program. We may credit different interest rates to amounts in the systematic transfer account than to amounts in the other Fixed Accounts.

STEP Program Rules:

     .  The STEP program is free.
     . Can only be selected on the initial application, for amounts transferred into the Policy pursuant to an Internal Revenue Code Section 1035 exchange or an IRA rollover or transfer, or for subsequent purchase payments in the first seven Policy Years only if there is no current balance in the systematic transfer account.
     . Must have at least $5,000 in the systematic transfer account to begin the program.
     . Amount transferred each month must be at least an amount sufficient to transfer the entire amount out of the systematic transfer account in six equal monthly payments.
     .  Transfers must be at least $50 per Subaccount.
     .  Cannot begin before the end of the Policy's "right to examine" period.
     . You may specify transfers be made on the 1/st/ through the 28/th/ day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, the transfers will be made on the next Business
        Day). If you do not select a start date, the STEP program will begin on the next Policy monthly anniversary following the date the Policy's "right to examine" period ends.
     .  No transfers may be made into the systematic transfer account.
     . All funds remaining in the systematic transfer account on the date of the last monthly transfer will be transferred to the Subaccounts in a pro rata amount consistent with your allocation instructions.
     . The STEP program ends the earlier of the date when all amounts in the systematic transfer account have been transferred or the date of the last monthly STEP program transfer.
     . Upon the receipt of funds by Section 1035 exchange for an IRA rollover or transfer or for subsequent purchase payments, the six month payment requirement is restated and the minimum monthly transfer amount is recalculated.

[ ]  ASSET ALLOCATION PROGRAM

--------------------------------------------------------------------------------
The asset allocation program does not protect against a loss, and might not achieve your goal.
--------------------------------------------------------------------------------

     The asset allocation program allows you to allocate purchase payments and Accumulation Value among designated Subaccounts and the 1-Year Fixed Account. You can specify your own desired allocation instructions, or you can choose to use one of the five asset allocation models outlined below. The fixed rate options are not included in this program.

Asset Allocation Program Rules:

     .  The asset allocation program is free.
     . You must request the asset allocation program in the Policy application or by Written Notice or an authorized telephone transaction.
     . Changed instructions, or a request to end this program, must also be by Written Notice or authorized telephone transaction.
     . You must have at least $10,000 of Accumulation Value to begin the asset allocation program.
     . Transfers made pursuant to this program do not count in determining whether a transfer fee applies.
     . The asset allocation program will automatically rebalance your value in the Subaccounts to the model you select on an annual basis, unless you designate semiannual or quarterly rebalancing. Your value in the Subaccounts will be rebalanced to the then-current version of the model in effect.

     . We will not change the investment portfolios that are included in a model unless the investment portfolio is no longer available. You will be notified and have an opportunity to elect the revised model if an investment portfolio is changed. If you do not elect to participate in the revised model, your funds will be transferred to the Federated Prime Money Fund II.


     The asset allocation program does not protect against a loss, and may not achieve your goal.

----------------------------------------------------------------------------------------------------------------
                                               ASSET ALLOCATION MODELS
                                                 CURRENT ALLOCATIONS
----------------------------------------------------------------------------------------------------------------
                                          Principal       Portfolio    Income Builder    Capital       Equity
                                          Conserver       Protector      (moderate)    Accumulator    Maximizer
                                        (conservative)   (moderately                   (moderately  (aggressive)
                                                        conservative)                  aggressive)
            Portfolio                         %               %              %             %             %
----------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500                        20              15             15            15            15
MFS Capital Opportunities Series               0               5             10            15            20
Pioneer Mid-Cap Value VCT                      0               5             10            15            20
T. Rowe Price Equity Income                    0               5             10            15            20
T. Rowe Price International Stock              0              10             15            15            20
T. Rowe Price Limited-Term Bond               50              30              0             0             0
Van Kampen UIF Emerging Markets Equity         0               0              0             5             5
Van Kampen UIF Core Plus Fixed Income         30              30             40            20             0
----------------------------------------------------------------------------------------------------------------




[ ]  REBALANCING PROGRAM

     The rebalancing program allows you to rebalance part or all of your Accumulation Value among designated Subaccounts and the 1-Year Fixed Account pursuant to your instructions on a quarterly, semi-annual, or annual basis. Rebalancing utilizes your allocation instructions in effect at the end of any STEP program period. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

Rebalancing Program Rules:

--------------------------------------------------------------------------------
The rebalancing program does not protect against a loss, and otherwise is not guaranteed to achieve your goal.
--------------------------------------------------------------------------------

     .  The rebalancing program is free.
     . You must request the rebalancing program and give us your rebalancing instructions by Written Notice or an authorized telephone transfer.
     . Changed instructions, or a request to end this program must be by Written Notice.
     . You must have at least $10,000 of Accumulation Value to begin the rebalancing program.
     . You may have rebalancing occur quarterly, semi-annually or annually. . Transfers made pursuant to this program do not count in determining whether a transfer fee applies.

     The rebalancing program does not protect against a loss and may not achieve your investment goals.

--------------------------------------------------------------------------------
IMPORTANT POLICY PROVISIONS

     The Ultra-Rewards//(R)// Policy is a flexible purchase payment variable deferred annuity policy. The Policy allows you to save and invest your assets on a tax-deferred basis. Some key rights and benefits under the Policy are summarized in this Prospectus; however, you must refer to the Policy for the actual terms of the Policy. You may obtain a copy of the Policy from us. The Policy can be purchased as a tax-qualified or nonqualified annuity. The Policy remains in force until surrendered for its Cash Surrender Value, or all proceeds have been paid under an annuity payout option or as a death benefit.


[ ]  POLICY APPLICATION AND PURCHASE PAYMENTS

     Applications for the Ultra-Rewards//(R)// Policy are no longer accepted.


Purchase Payment Requirements

     Your purchase payment checks should be made payable to "United of Omaha Life Insurance Company." We may postpone crediting any payment made by check to your Policy's Accumulation Value until your bank has honored the check. Payment by certified check, banker's draft, or cashier's check will be promptly applied. We may also postpone crediting any purchase payment until your allocation instructions are in good order. Under our electronic funds transfer program, you may select a monthly payment schedule for us to automatically deduct purchase payments from your bank account or other sources. We reserve the right to change the following purchase payment requirements.




     Additional Purchase Payments:
     ----------------------------

     - Must be at least $500 (except that we will accept electronic funds transfer amounts of at least $100).
     -    Will not be accepted on or after your Annuity Starting Date.

Allocating Your Purchase Payments

     You must allocate your purchase payments to one or more of the variable investment or fixed rate options. The allocations in your Policy application will be used for additional purchase payments until you change your allocation. If you do not specify any allocation, we will not accept your purchase payment.

     -    Allocations must be in whole percentages, and total 100%.
     - The minimum allocation amount is $500 (or $100 for electronic funds transfer amounts).
     - You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to payments received on or after the date we receive your Written Notice or authorized telephone transaction.
     - All purchase payments will be allocated pursuant to your instructions on record with us, except your initial purchase payment and any additional purchase payments received during your Policy's "right to examine" period may be subject to the following special requirements.

"Right to Examine" Period Allocations:
-------------------------------------

     We will allocate your net initial purchase payment to your selected Subaccounts and Fixed Accounts on the date of issue of the Policy. If you cancel your Policy during the "right to examine" period, we will return your Accumulation Value as of the date we receive your request. This may be more or less than your purchase payment. If required by your state, we will instead return your purchase payment.

Enhanced Credit Rider (may not be available in all states)

     If you elect this rider, on the Policy's date of issue we will add an enhanced credit equal to 4% of your initial purchase payment to your Accumulation Value. For every purchase payment that you make in the first seven Policy years, we will add another enhanced credit to your Accumulation Value on the date we receive any additional purchase payment. The additional enhanced credit will equal a percentage of the additional purchase payment as follows:

-----------------------------------------------------------------------------
Policy Year                       1    2      3    4      5    6      7    8+
-----------------------------------------------------------------------------
Percentage of Purchase Payment    4%   3.5%   3%   2.5%   2%   1.5%   1%    0%
-----------------------------------------------------------------------------

     Any additional enhanced credits will be allocated among the Subaccounts and the 1-Year Fixed Account in the same proportion as the related purchase payment is allocated, according to your current instructions.

     The enhanced credit rider can only be elected on the Policy application, and cannot be elected after the Policy is issued. Once the enhanced credit rider is elected, it cannot be cancelled, and will only terminate as described in this section.

     If you elect the enhanced credit rider, you will be charged a daily fee which is equal to .50% of your Accumulation Value on an annual basis for the first eight Policy Years. Accordingly, you should consider this fee along with the features of the enhanced credit rider to be certain that the enhanced credit rider meets your financial needs and goals. Enhanced credits are treated as earnings for tax purposes.

     We may recapture part or all of the dollar amount of an enhanced credit upon an occurrence of any of the following events:

     -    Cancellation of your Policy during the right to examine period.
     - Surrender of your Policy for its Cash Surrender Value during the first seven Policy Years.
     -    Certain partial withdrawals during the first seven Policy Years.
     - Enhanced credits that are given within 12 months of the death of any Owner.

          If a recapture event occurs, the nonvested portion of each enhanced credit will be determined in accordance with the following schedule:

                  Policy Year     Percentage of Enhanced Credit Recaptured
                       1                          100%
                       2                          100%
                       3                           75%
                       4                           75%
                       5                           50%
                       6                           50%
                       7                           25%

          Additional details regarding recapture of the enhanced credit are set forth below.

     - "Right to examine period" - If you cancel your Policy during the "right to examine" period in states that require the return of your purchase payment, we will recapture the full amount of the enhanced credit. If you cancel your Policy during the "right to examine" period in states that require the return of your Accumulation Value, we will also recapture the full amount of the enhanced credit. However, in all states the amount returned to you will reflect all gains and losses attributed to the enhanced credit amount.

     - Cash Surrender - If you surrender the Policy for its Cash Surrender Value during the first seven Policy Years, we will recapture some or all of the enhanced credits on a proportional basis before calculating the Cash Surrender Value. However, the Cash Surrender Value will reflect all gains and all losses attributed to the enhanced credit amount. The amount of enhanced credit(s) to be recaptured equals:

          (a) the Accumulation Value in excess of the 10% withdrawal amount described in the Policy Distributions section of this Prospectus; divided by
          (b) the sum of all purchase payments made under the Policy; the result multiplied by
          (c) the sum of all enhanced credit(s), provided that the total amount recaptured will never exceed the total of all enhanced credit(s) received under the Policy;
          (d)  the result multiplied by the applicable recapture percentage.

          Two examples of this recapture formula are:

          Example 1

          The Policy Owner makes purchase payments of $100,000 in the first Policy Year and receives enhanced credits of $4,000. Assume that the Accumulation Value of this Policy increases to $125,000 by the fifth Policy Year. If the Policy Owner withdraws this entire amount, the amount recaptured would be calculated as follows:

               $112,500 (the withdrawal amount in excess of the 10% "free"
               withdrawal amount)
          /    $100,000 (the sum of all purchase payments made)
          x    $ 4,000 (the sum of all enhanced credits received under the
               Policy)
          or $112,500 / $100,000 = 1.125 x $4,000 = $4,500, but since the amount recaptured cannot exceed the amount of enhanced credit received, the potential amount recaptured would be $4,000. This amount would be multiplied by 50%, which is the recapture percentage applicable in the fifth Policy Year. Accordingly, the amount recaptured would be $2,000 ($4,000 x .5).

          Example 2

          The Policy Owner makes purchase payments of $100,000 in the first Policy Year and receives enhanced credits of $4,000. Assume that the Accumulation Value of this Policy decreases to $90,000 by the fourth Policy Year. If the Policy Owner withdraws this entire amount, the amount recaptured would be calculated as follows:

               $ 81,000 (the withdrawal amount in excess of the 10% "free"
               withdrawal amount)
          /    $100,000 (the sum of all purchase payments made)
          x    $ 4,000 (the sum of all enhanced credits received under the
                Policy)

          or $81,000 / $100,000 = .81 x 4,000 = $3,240 is the potential amount that would be recaptured. This amount would be multiplied by 75%, which is the recapture percentage applicable in the fourth Policy Year. Accordingly, the amount recaptured would be $2,430 ($3,240 x .75).

          This recapture provision will not apply to any cash surrender when a waiver of withdrawal charge described in the Waiver of Withdrawal Charges section of this Prospectus is applied.

     - Partial Withdrawal - If you make a partial withdrawal in excess of the 10% withdrawal amount described in the Policy Distributions section of this Prospectus during the first seven Policy Years, we will recapture some or all of the enhanced credits on a proportional basis from the Accumulation Value on the date of withdrawal. However, the Accumulation Value after the date of withdrawal will reflect all gains and all losses attributed to the enhanced credit amount. The amount of the enhanced credit(s) to be recaptured equals:

          (a) the withdrawal amount in excess of the 10% withdrawal amount described in the Policy Distributions section of this Prospectus; divided by
          (b) the sum of all purchase payments made under the Policy; the result multiplied by
          (c) the sum of all enhanced credit(s), provided that the total amount recaptured will never exceed the total of all enhanced credit(s) received under the Policy;
          (d)  the result multiplied by the applicable recapture percentage.

          An example of this recapture provision is:

          The Policy Owner makes purchase payments of $100,000 in the first Policy Year and receives enhanced credits of $4,000. Assume that the Accumulation Value of the Policy increases to $125,000 by the fifth Policy Year. If the Policy Owner withdraws $20,000, the amount that would be recaptured would be calculated as follows:

               $ 7,500 (the withdrawal amount in excess of the 10% "free"
               withdrawal amount)
          /    $100,000 (the sum of all purchase payments made)
          x    $ 4,000 (the sum of all enhanced credits received under the
                Policy)

          or $7,500 / $100,000 = .075 x $4,000 = $300 is the potential amount that would be recaptured. This amount would be multiplied by 50%, which is the recapture percentage applicable in the fifth Policy Year. Accordingly, the amount recaptured would be $150 ($300 x .5).

          This recapture provision will not apply to any partial withdrawal when a waiver of withdrawal charge described in the Waiver of Withdrawal Charges section of this Prospectus is applied.

     - Death Benefit - The amount of any account value, step-up value or roll-up value death benefit will not include any enhanced credits given within the 12 months prior to the date of any Owner's death. However, the amount of any account value, step-up value or roll-up value death benefit will reflect all gains attributed to the enhanced credit amount.

If the overall performance of your Policy is negative, a recapture of the enhanced credit could result in a net loss to you.

          The enhanced credit rider terminates on the earliest of:

          (a)  the end of the first eight Policy years; or
          (b)  the date the Policy terminates.

Renewal Credit Provision

     You may elect the Renewal Credit on any Policy anniversary after the end of the eighth Policy Year and at the end of any Renewal Credit Period thereafter through age 85.

     If you elect the Renewal Credit Provision:

          (a)  we will add a 2.5% credit to your Accumulation Value;
          (b)  you may elect the 5-Year Fixed Account; and
          (c) amounts withdrawn may be subject to an Interest Adjustment and to a withdrawal charge of 5% as described in EXPENSES - Withdrawal Charge.

     The Renewal Credit will be calculated as follows:

          (a) the Accumulation Value as of the Business Day immediately preceding the day the Renewal Credit is added; multiplied by
          (b)  2.5%.

     The Renewal Credit will be allocated among the Fixed Account and Subaccounts in the same proportion as Accumulation Value is allocated at the time the Renewal Credit is added.

     There is no charge to elect the Renewal Credit provision. We may use a portion of withdrawal charges and the mortality and expense risk charge to help recover the cost of providing the Renewal Credit. Renewal Credits are treated as earnings for tax purposes.

[ ]  ACCUMULATION VALUE

     On your Policy's date of issue, the Accumulation Value equals the initial purchase payment less any charge for applicable premium taxes. On any Business Day thereafter, the Accumulation Value equals the sum of the Policy's values in the Variable Account and the Fixed Accounts. The Policy's Accumulation Value is expected to change from day to day, reflecting the expenses and investment experience of the selected investment portfolios (and interest earned in the Fixed Accounts) as well as the Policy's deductions for charges.

Variable Account Value

     The Policy's value in the Variable Account equals the sum of the Policy's Accumulation Values for each Subaccount.

     The Accumulation Value for each Subaccount equals:

          (a) the current number of Accumulation Units in the Subaccount for the Policy; multiplied by
          (b)  the current Accumulation Unit value.

     A net purchase payment, withdrawal or transfer allocated to a Subaccount is converted into Accumulation Units by dividing the dollar amount by the Accumulation Unit value for the applicable Subaccount for the day during which the net purchase payment or transfer is allocated to or transferred from the Subaccount. The initial Accumulation Unit value for each Subaccount was set at $10 when the Subaccount was established (except it was $1 for the Federated Prime Money Fund II Subaccount). The Accumulation Unit value may increase or decrease from one day to the next.

     The Accumulation Unit value for a Subaccount on any Business Day is calculated as follows:

          (a) the value of the Accumulation Unit as of the end of the last Business Day; multiplied by
          (b) the net investment factor for the Subaccount as of the end of the current Business Day.

     The net investment factor for the Subaccount is determined as follows:

          (a) the net asset value per share for the related Series Fund as of the current Business Day; plus
          (b) a per share amount of any dividend or capital gain distributed by the Series Fund on that day; minus
          (c) a per share charge for any taxes we incurred since the previous Business Day that were charged to the Subaccount;
          (d) divided by the net asset value for the related Series Fund for the previous Business Day; minus
          (e) an asset charge factor that reflects the mortality and expense risk charge, any administrative expense charge and any applicable charges for riders and other expenses.

Fixed Account Value

     The accumulation value of any Fixed Account (other than the systematic transfer account) on any Business Day equals:

          (a) the accumulation value at the end of the preceding Business Day; plus
          (b) any net purchase payments credited since the end of the previous Business Day; plus
          (c) any transfers from the Subaccounts credited since the end of the previous Business Day; minus
          (d) any transfers from the Fixed Account to the Subaccounts since the end of the previous Business Day; minus
          (e) any partial withdrawal, withdrawal charge, expenses and Interest Adjustment taken from the Fixed Account since the end of the previous Business Day; plus
          (f)  interest credited on the Fixed Account balance.

Systematic Transfer Account Value

     The Accumulation Value of the systematic transfer account on any Business Day equals:

          (a)  the value at the end of the preceding Business Day; plus
          (b) any purchase payments credited since the preceding Business Day; minus
          (c) any partial withdrawal, withdrawal charge and expenses taken from the systematic transfer account since the end of the preceding Business Day; minus
          (d) any transfers from the systematic transfer account to the Subaccounts since the end of the preceding Business Day; plus
          (e)  interest credited on the systematic transfer account balance.

[ ]  TELEPHONE TRANSACTIONS

          Telephone Transactions Permitted

     .    Transfers.
     . Partial withdrawals of $10,000 or less by you (may be restricted in community property states).
     .    Change of purchase payment allocations.

          Telephone Transaction Rules:

     . Only you may elect. Do so on the Policy application or by prior Written Notice to us.
     . Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time); if later, the transaction will be processed the next Business Day.
     .    Will be recorded for your protection.
     . For security, you must provide your Social Security number and/or other identification information.
     .    May be discontinued at any time as to some or all Owners.
     . For any transaction that would reduce or impair the death benefit, consent from any irrevocable beneficiary is required.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

Any Owner individually can make telephone transactions, even if there are joint Owners.

[ ]  DEATH OF ANNUITANT

     If the Annuitant is an Owner or joint Owner, the death of the Annuitant will be treated as the death of an Owner.

     If the Annuitant is not an Owner and the Annuitant dies before the Annuity Starting Date, you may name a new Annuitant if such Owner is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan. If you do not name a new Annuitant, you will become the Annuitant.

     If the Annuitant is not an Owner and the Annuitant dies on or after the Annuity Starting Date, we will pay you any remaining guaranteed annuity payments.

[ ]  DELAY OF PAYMENTS

     We will usually pay any amounts from the Variable Account requested as a partial withdrawal or cash surrender within seven days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Variable Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

     We may defer payments of partial withdrawals or a cash surrender from the Fixed Accounts for up to six months (30 days in West Virginia) from the date we receive your Written Notice.

     We reserve the right to delay payments of partial withdrawals or a cash surrender from both the Variable Account and the Fixed Accounts until all of your purchase payment checks have been honored by your bank.

[ ]  MINOR OWNER OR BENEFICIARY

     A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy Beneficiary. In most states parental status does not automatically give parents the power to provide an adequate release to us to make Beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named Beneficiary, we are able to pay the minor's Beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian. If there is no adult representative able to give us an adequate release for payment of the minor's Beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

[ ]  POLICY TERMINATION

     We may cancel your Policy upon 60 days' notice to you if the Accumulation Value falls below $1,000. This cancellation would be a full surrender of the Policy. Upon Policy termination, a withdrawal charge, Interest Adjustment and premium taxes may apply, and enhanced credits may be recaptured.

--------------------------------------------------------------------------------
EXPENSES

     The charges and fees described below compensate us for our expenses in distributing the Policy, bearing mortality and expense risks under the Policy, and administering the investment options and the Policy. Except where stated otherwise, charges and fees shown are the maximum we will charge, and some actual expenses may be less. These charges and fees will reduce the value of your Policy and the return on your investment. Each Series Fund also deducts expenses from each portfolio; those expenses are described in each investment portfolio prospectus.

[ ]  WITHDRAWAL CHARGE

-----------------------------------------------------------------------------
Years Since Issuance of Policy                1   2   3   4   5   6   7   8
-----------------------------------------------------------------------------
Applicable Withdrawal Charge Percentage       8%  8%  8%  7%  7%  6%  6%  5%
-----------------------------------------------------------------------------

--------------------------------------------------------------------------------
   A withdrawal charge equal to 5% will also apply during any Renewal Credit
                                    Period.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We determine the amount of the withdrawal charge by multiplying the amount of each withdrawal by the applicable withdrawal charge percentages. The withdrawal charge percentages are expressed in terms of Accumulation Value. In addition, withdrawal charges are subject to a limit of 9% of all purchase payments made. Therefore, if the value of your Policy increases over time, your withdrawal charges (as a percentage of Accumulation Value) may be less than those set forth above. You will never pay more than the percentages set forth in the chart above.
--------------------------------------------------------------------------------

     We will deduct a withdrawal charge, expressed as a percentage of Accumulation Value surrendered or withdrawn, upon a full surrender or partial withdrawal as provided below. This charge partially covers our distribution expenses, including commissions and other promotional expenses. The withdrawal charge percentage varies depending upon the number of years elapsed since the Policy was issued. The amount of a partial withdrawal you request plus the withdrawal charge and any applicable Interest Adjustment is deducted from the Accumulation Value on the date we receive your withdrawal request. Partial withdrawals (including any charge) are deducted from the Subaccounts and the Fixed Accounts on a pro rata basis, unless you instruct us otherwise.

The withdrawal charge will not apply:

     (a)  to a death benefit paid under the Policy;
     (b) to any amounts available for withdrawal under the Free Partial Withdrawal provision described below;
     (c)  after the eighth Policy Year, except during a Renewal Credit Period;
     (d) when the Waiver of Withdrawal Charges provision is exercised, as described below;
     (e) to any withdrawals following the first Policy Anniversary following the Annuitant's 90/th/ birthday;
     (f) to a qualified plan required minimum distribution amount which is based solely on the Accumulation Value of this Policy; or
     (g) for qualified plans, to amounts you paid in excess of the allowable tax deduction for that plan that we refund to you.

     The withdrawal charge will not cover our cost of distributing the Policies. Any deficiency is met from our general funds, including amounts derived from the mortality and expense risk charge (described below).

Free Partial Withdrawals

     Each Policy Year, you can withdraw up to 10% of Accumulation Value without incurring a withdrawal charge. This "free withdrawal amount" is based on the Accumulation Value at the time of the first withdrawal each Policy Year.

Withdrawal Charge Waivers (not available in all states)

     We will waive the withdrawal charge, any Interest Adjustment and will not recapture enhanced credits upon partial withdrawals and surrenders in the following situations. Each waiver may not be available in every state, and the terms within each provision may vary by state. Refer to the waiver of withdrawal provisions in your Policy for the waivers allowed by your state.

     Hospitalization and Nursing Home Waiver. Any partial withdrawal or surrender made pursuant to your confinement, upon the recommendation of a licensed physician, to the following facilities for 30 or more consecutive days:
(a) a hospital licensed or recognized as a general hospital by the state in which it is located; (b) a hospital recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; (c) a Medicare certified hospital; (d) a state licensed nursing home with a registered nurse on duty 24 hours a day; and (e) a Medicare certified long-term care facility. This waiver only applies to partial withdrawals and surrenders requested no later than 91 days after the last day of confinement to such facility. Proof of confinement must be provided. This waiver is not available if any Owner is confined to any of these facilities on the date of issue of the Policy (except in Pennsylvania).
     We will not accept any additional purchase payments under your Policy once this waiver is elected.

     Disability Waiver. Any partial withdrawal or surrender while you are physically disabled. We may require proof of such disability, including written confirmation of approval of any claim for Social Security Disability Benefits. Proof of continued disability may be required through the date of any partial withdrawal or surrender. We reserve the right to have any Owner claiming such disability examined by a licensed physician of our choice and at our expense.
     We will not accept any additional purchase payments under a Policy once this waiver has been elected. The disability waiver is not available if any Owner is receiving Social Security Disability Benefits on the date of issue of the Policy (except in certain states) or is age 65 or older on the date of withdrawal.

     Terminal Illness Waiver (Limited Life Expectancy Waiver in Pennsylvania). Any partial withdrawal or surrender after you are diagnosed with a terminal illness. A terminal illness is a medical condition that, with a reasonable degree of medical certainty, will result in your death within 12 months or less (24 months or less in Massachusetts). We may require proof of such illness including written confirmation from a licensed physician. We reserve the right to have an Owner diagnosed with such illness examined by a licensed physician of our choice and at our expense.
     We will not accept any additional purchase payments under a Policy once this waiver has been elected. The terminal illness waiver is not available if any Owner is diagnosed with a terminal illness prior to or on the date of issue of the Policy (except in certain states).

     Unemployment Waiver. Any partial withdrawal or surrender in the event you become unemployed. The unemployment waiver is only available upon submission of a determination letter from a state department of labor indicating you received unemployment benefits for at least 60 consecutive days prior to the election of such waiver. The unemployment waiver may be exercised only once and is not available if any Owner or Annuitant is receiving unemployment benefits on the date of issue of the Policy (except in Pennsylvania).

     Transplant Waiver. Any partial withdrawal or surrender if you undergo transplant surgery as an organ donor or recipient for the following body organs: heart, liver, lung, kidney, pancreas; or as a recipient of a bone marrow transplant. Within 91 days of surgery, you must submit a letter from a licensed physician (who is not the Owner of this Policy) stating that you underwent transplant surgery for any of these organs. We reserve the right to have you examined by a physician of our choice and at our expense. This waiver may be exercised only once per transplant surgery.

     Residence Damage Waiver. Any partial withdrawal or surrender if your primary residence suffers physical damage in the amount of $50,000 or more. To claim this waiver, send us a certified copy of a licensed appraiser's report stating the amount of the damage. This certified copy must be submitted within 91 days of the date of the appraiser's report. We reserve the right to obtain a second opinion by having the affected residence inspected by a licensed appraiser of our choice and at our expense, and to rely upon our appraiser's opinion. This waiver may be exercised only once per occurrence.

     Death of Spouse or Minor Dependent Waiver. Partial withdrawals of the following percentage of Accumulation Value made within six months of your spouse's or a minor dependent's death: death of spouse, 50%; death of a minor dependent, 25%. We must receive proof of death. This waiver may be exercised once for a spouse and once for each minor dependent, subject to no more than 50% of the Accumulation Value being withdrawn pursuant to this waiver each year. Subsequent withdrawals, or withdrawals above the waiver limit, are subject to the withdrawal charge.

[ ]  MORTALITY AND EXPENSE RISK CHARGE

--------------------------------------------------------------------------------
1.25% annual rate, deducted daily from net assets in the Variable Account.
--------------------------------------------------------------------------------

     We impose a daily charge to compensate us for the mortality and expense risks we have under the Policy. This charge is equal to an annual rate of 1.25% of the value of the net assets in the Variable Account, and will not increase. This charge is reflected in the Accumulation Unit values for each Subaccount.

     Our mortality risk arises from our obligation to pay death benefits prior to the Annuity Starting Date and to make annuity payments. The mortality risk we assume is that Annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy.

     Our expense risk is that our costs to administer your Policy and costs relating to the Renewal Credit will exceed the amount we collect through administrative charges.

     If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is profit to us. We expect a profit from this charge. If the withdrawal charge does not cover our Policy distribution costs, the deficiency is met from our general corporate assets, which may include amounts, if any, derived from this mortality and expense risk charge.

[ ]  ADMINISTRATIVE CHARGES

                    ------------------------------------------------------------
Policy Fee          $40 deducted annually for each Policy with Accumulation
                    Value of $50,000 or less. The Policy fee will not be
                    deducted from any Policy with Accumulation Value of more
                    than $50,000.
--------------------------------------------------------------------------------
Administrative      0.15% annual rate deducted daily from the net assets of each
Expense Charge      Subaccount, for each Policy with Accumulation Value of less than $100,000. No administrative expense charge is deducted from any Policy with Accumulation Value of $100,000 or more.
                    ------------------------------------------------------------

     These charges help cover our cost to administer your Policy and will not increase.

     We deduct a Policy fee of $40 from your Policy's value in the Variable Account on the last Business Day of each Policy Year prior to the Annuity Starting Date (and upon a complete surrender) if your Policy has Accumulation Value of $50,000 or less on such date. No Policy fee will be deducted if your Policy has an Accumulation Value of more than $50,000 on such date. This fee is levied by canceling Accumulation Units. The Policy fee is deducted from each Subaccount in the same proportion that the value in each Subaccount bears to the total value in the Variable Account.

     We also deduct a daily charge to compensate us for the expenses that we incur to administer your Policy during every quarterly period in which your Policy's Accumulation Value is less than $100,000 on the final day of the previous quarter. This administrative expense charge is equal to an annual rate of 0.15% of the value of the Policy's assets in the Variable Account and will not increase. This charge is reflected in the Accumulation Unit values for each Subaccount. If your Policy's Accumulation Value is less than $100,000 at the end of one quarter, and increases to an amount in excess of $100,000 by the end of the next quarter, we will exchange your Accumulation Units for Accumulation Units that will not include a charge for the administrative expense charge. Likewise, if your Policy's Accumulation Value is more than $100,000 at the end of one quarter and decreases to an amount less than $100,000 by the end of the next quarter, we will exchange your Accumulation Units for Accumulation Units that include a charge for the administrative expense charge. The administrative expense charge is deducted from each Subaccount in the same proportion that the value in each Subaccount bears to the total value in the Variable Account.

[ ]  ENHANCED DEATH BENEFIT CHARGE

A daily charge which is equivalent to an annual charge of 0.30%.

     This charge compensates us for expenses and increased risks associated with providing the enhanced death benefit. If you elect the enhanced death benefit rider, we deduct a daily charge which is equivalent to an annual charge of 0.30% of the net assets of each Subaccount. This charge is reflected in the Accumulation Unit values for each Subaccount.

[ ]  ENHANCED EARNINGS DEATH BENEFIT CHARGE

--------------------------------------------------------------------------------
A daily charge which is equivalent to an annual charge of 0.30%.
--------------------------------------------------------------------------------

     This charge compensates us for expenses and increased risks associated with providing the enhanced earnings death benefit. If you elect the enhanced earnings death benefit rider, we deduct a daily charge which is equivalent to an annual charge of 0.30% of the net assets of each Subaccount and the Fixed Accounts. If you terminate this rider, we will no longer deduct a daily charge for the enhanced earnings benefit rider. At this time, we will exchange your Accumulation Units for Accumulation Units that do not reflect a charge for this rider.

[ ]  ENHANCED CREDIT CHARGE

--------------------------------------------------------------------------------
A daily charge which is equivalent to an annual charge of 0.50%.
--------------------------------------------------------------------------------

     This charge compensates us for costs associated with providing the enhanced credit rider. If you elect the enhanced credit rider, we deduct a daily charge which is equivalent to an annual charge of 0.50% of the net assets of each Subaccount and the Fixed Accounts. This charge is reflected in the Accumulation Unit value for each Subaccount and in a reduced yield for the Fixed Accounts. At the end of the eighth Policy Year we will no longer deduct a daily charge for the enhanced credit rider. At this time, we will exchange your Accumulation Units for Accumulation Units that do not reflect a charge for this rider.

[ ]  TRANSFER FEE

--------------------------------------------------------------------------------
$20 per Subaccount transfer after 12 free transfers each Policy Year.
--------------------------------------------------------------------------------

     The first 12 transfers from Subaccounts are not subject to a transfer charge. A transfer fee of $20 may be imposed for any transfer in excess of 12 per Policy Year. The transfer fee is deducted from the amount transferred on the date of the transfer. There is no fee for transfers from the Fixed Accounts, but only one transfer from the Fixed Accounts can be made per Policy Year (unless you have elected the dollar cost averaging program). Simultaneous requests are treated as a single request. We will not impose the fee for transfers that are not the result of your request. Dollar cost averaging, asset allocation, the STEP program and rebalancing program transfers do not count toward the 12 free transfers. See the sections of this Prospectus describing those programs for the rules of each program.

[ ]  PREMIUM TAX CHARGE

--------------------------------------------------------------------------------
Varies, up to 3.5%.
--------------------------------------------------------------------------------

     Some states and municipalities levy a tax on annuity contracts issued by insurance companies, ranging up to 3.5% of your purchase payments. These tax rates, and the timing of the tax, vary and may change. Depending upon when the tax is paid by us in the state governing your Policy, if any, we deduct a charge for the tax (except in Oregon) we are obliged to remit either (a) from purchase payments as they are received, (b) upon surrender of the Policy, (c) upon your death, or (d) upon applying the Policy proceeds to an annuity payout option.

[ ]  OTHER TAXES

--------------------------------------------------------------------------------
Currently, NONE.
--------------------------------------------------------------------------------

     No charges are currently made for taxes other than premium taxes. We reserve the right to levy charges in the future for taxes or other economic burdens resulting from taxes that we determine are properly attributable to the Variable Account.

[ ]  OTHER EXPENSES; INVESTMENT ADVISORY FEES

--------------------------------------------------------------------------------
See the INTRODUCTION AND SUMMARY section and each Series Fund's prospectus.
--------------------------------------------------------------------------------

     Each investment portfolio is responsible for its own expenses. The net asset value per share for each portfolio reflects deductions for investment advisory fees and other expenses. These charges are disclosed in each investment portfolio's prospectus which accompanies this Prospectus. These charges could be higher or lower in the future.

--------------------------------------------------------------------------------
POLICY DISTRIBUTIONS

     There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Starting Date. Taxes, tax penalties, withdrawal charges and an Interest Adjustment may apply to amounts taken out of your Policy before the Annuity Starting Date (and enhanced credits may be recaptured). Your Policy also provides several kinds of death benefits that may be paid upon your death prior to the Annuity Starting Date. All or part of a death benefit may be taxable.

[ ]  WITHDRAWALS

--------------------------------------------------------------------------------
Withdrawals may be subject to:
--------------------------------------------------------------------------------
     -    Income Tax
     -    Penalty Tax
     -    Interest Adjustment
     -    Withdrawal Charge
     -    Premium Tax Charge

     You may withdraw all or part of your Policy's Cash Surrender Value prior to the Annuity Starting Date. Amounts withdrawn during the first eight Policy Years and during a Renewal Credit Period, except for "free" partial withdrawals described below, and during a Renewal Credit Period, are subject to a withdrawal charge and an Interest Adjustment. Following a full surrender of the Policy, or at any time the Accumulation Value is zero, all your rights in the Policy end. Surrender requires you to return your Policy to us.

"Free" Partial Withdrawals

     Each Policy Year you may withdraw up to 10% of your Policy's Accumulation Value, calculated as of the date of the first withdrawal that year, without deduction of a withdrawal charge or an Interest Adjustment. The 10% amount is determined when the first withdrawal is made during the applicable year; additional purchase payments contributed later in that Policy Year or on the date of your request are not included in determining the 10% amount.

Systematic Withdrawal Plan

     The systematic withdrawal plan allows you to automatically withdraw payments of a predetermined dollar amount or fixed percentage of Accumulation Value from a specified investment option monthly, quarterly, semiannually or annually. Although this plan closely resembles annuity payments, each distribution is a withdrawal that may be taxable and subject to the penalties, charges and expenses described above; you may wish to consult a tax adviser before requesting this plan.

Withdrawal Rules:

     . Withdrawals must be by Written Notice or authorized telephone transaction. The "Request for Systematic Withdrawal Plan" form must specify a date for the first payment, which must be at least 30 but not more than 90 days after the form is received by us.
     . Withdrawals are made first from Policy earnings, then as a return of purchase payments.
     . Minimum withdrawal is $500 from any investment option ($100 for the systematic withdrawal plan).
     . Any partial withdrawal must leave an Accumulation Value of at least $1,000. If less than $1,000 remains in an investment option, we will treat your withdrawal request as a full withdrawal of that investment option.
     . No more than a pro rata amount (or 10% of the total amount in the Fixed Accounts, whichever is less) may be withdrawn from the Fixed Accounts for any partial withdrawal. Withdrawals from the systematic transfer account will not affect the minimum monthly transfer amount from that account, so they will cause the total amount to be transferred to be complete in less time than originally anticipated. Withdrawals from the 5-Year Fixed Account and the 8-Year Fixed Account may be subject to an Interest Adjustment. Only one withdrawal per year is allowed out of the Fixed Accounts.
     . Withdrawals result in cancellation of Accumulation Units from each applicable Subaccount and deduction of Accumulation Value from the fixed rate options in the ratio that the value of each such investment option bears to the Policy's total Accumulation Value (i.e., pro rata from each applicable investment option). If you do not specify which investment option(s) to take the withdrawal from, it will be taken from each investment option in the proportion that the Accumulation Value in each investment option bears to the Policy's total Accumulation Value.
     . Because a withdrawal charge, an Interest Adjustment and a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Variable Account, the total amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total purchase payments made.
     . Unless you give us Written Notice to not withhold taxes from a withdrawal, we must withhold 10% of the amount withdrawn to be paid as a federal tax, as well as any amounts required by state law to be withheld for state income taxes.
     . Withdrawals may be restricted or prohibited for certain qualified policies.

[ ]  ANNUITY PAYMENTS

--------------------------------------------------------------------------------
Part or all of any annuity Payments may be taxable as ordinary income and if premature, subject to a tax penalty.
--------------------------------------------------------------------------------

     One benefit of an annuity contract, like this Policy, is to provide annuity payments to the payee(s) that you name. The level of annuity payments is determined by your Policy Accumulation Value, the Annuitant's sex (except where prohibited by law) and age, and the annuity payout option selected. All of the payout options provide for fixed payouts; variable payouts are not available.

     Annuity payees must be individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity payout option is only effective once we acknowledge it. We may require initial and ongoing proof of the Owner's or Annuitant's age or survival. Unless you specify otherwise, the payee is the Annuitant.

     Annuity payments are based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 3% on an annual basis. We have sole discretion whether or not to pay a higher rate for payout options 1, 2, 3, or 6 (see below). Current immediate annuity rates for the same class of annuities are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). The guaranteed amounts are based on the 2000a mortality table, and an interest rate which is guaranteed to yield 3% on an annual basis. Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the Annuity Starting Date, and does not change.

Annuity Starting Date

     You select the Annuity Starting Date by completing an election form that you can request from us at any time. This date may not be any earlier than the second Policy anniversary. This date may be as late as the Policy's annual anniversary date following the Annuitant's 95/th/ birthday. If your Annuity Starting Date is prior to the first Policy Anniversary following the Annuitant's 90/th/ birthday, and is during the first eight Policy Years or during a Renewal Credit Period, you may be subject to withdrawal charges and an Interest Adjustment. Accordingly, we strongly recommend that you not schedule your Annuity Starting Date during the first eight Policy Years or during a Renewal Credit Period if you intend for such payments to start prior to your 90/th/ birthday. For a detailed explanation of the withdrawal charge please see EXPENSES - Withdrawal Charge, and for a detailed explanation of the Interest Adjustment, please see FIXED RATE OPTIONS - Interest Adjustment.

Selecting an Annuity Payout Option

--------------------------------------------------------------------------------
The longer the guaranteed or projected annuity payout option period, the lower the amount of each annuity payment.
--------------------------------------------------------------------------------

     You choose the annuity payout option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice that we receive at least 30 days before the Annuity Starting Date. If no selection is made by then, annuity payments will be made under payout option 4 providing lifetime income with payments guaranteed for 10 years. We may pay your Policy proceeds in one sum if they are less than $2,000, or when the payout option chosen would result in periodic payments of less than $20.


     If you die before the Annuity Starting Date (and the Policy is in force), your Beneficiary may elect to receive the death benefit under one of the annuity payout options (unless applicable law or a settlement agreement dictates otherwise).


Annuity Payout Options

     Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

     NOTE: Unless you elect a payout option with a guaranteed period or payment amount (described below), it is possible that only one annuity payment would be made under the annuity payout option if the Annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the Annuitant died before the due date of the third annuity payment, etc.

     The following annuity payout options are currently available:

     1) Proceeds Held on Deposit at Interest. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.

     2) Income of a Specified Amount. Proceeds are paid in monthly installments of a specified amount over at least a five-year period until proceeds, with interest, have been fully paid.

     3) Income for a Specified Period. Periodic payments of proceeds are paid for the number of years chosen. If no other frequency is selected, payments will be made monthly. A table in the Policy illustrates monthly incomes for each $1,000 of proceeds, which include interest.

     4) Lifetime Income. Proceeds are paid as monthly income during the Annuitant's life. The amount of the monthly income annuity payment will be an amount computed using either the Lifetime Monthly Income Table set forth in the Policy (based on the 2000a mortality table) or, if more favorable to the payee, our then current lifetime monthly income rates for payment of proceeds.

     Guarantees available for the Lifetime Income Option
     ---------------------------------------------------

          Guaranteed Period - An amount of monthly income is guaranteed for a specified number of years, and thereafter as long as the Annuitant lives.

          Guaranteed Amount - An amount of monthly income is guaranteed until the sum of the payments equal the proceeds placed under the option and as long after that as the Annuitant lives.

     5)   Lump-Sum. Proceeds are paid in one sum.

     6) Alternative Schedules. We may be able to accommodate making annuity payments under other options, including joint and survivor periods. Contact us for more information.

[ ]  DEATH BENEFITS

A death benefit is payable upon:
-    the Policy is currently in force;
-    receipt of Due Proof of Death of the first Owner to die;
-    proof that such Owner died before the Annuity Starting Date.

"Due Proof of Death" is a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us.

     We will pay the death benefit after we receive necessary documentation of an Owner's death, or as soon thereafter as we have sufficient information about the Beneficiary to make the payment. Death benefits may be paid pursuant to an annuity payout option (including a lump-sum payment) to the extent allowed by applicable law (see "IRS Required Distributions," below) and any settlement agreement in effect at your death. If the Beneficiary does not make an annuity payout option election within 60 days of our receipt of Due Proof of Death regarding your death, we will issue a lump-sum payment to the Beneficiary.

     If an Owner of the Policy is a corporation, trust or other non-individual, we treat the primary Annuitant as an Owner for purposes of determining payment of the death benefit. The "primary Annuitant" is that individual whose life affects the timing or the amount of the death benefit payout under the Policy.

     If the Annuitant is an Owner or joint Owner, the Annuitant's death is treated as an Owner's death.

     If the Annuitant is not an Owner and the Annuitant dies before the Annuity Starting Date, the Owner may name a new Annuitant if such Owner(s) is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan. If the Owner does not name a new Annuitant, the Owner will become the Annuitant.

     We will deduct a charge for any applicable premium tax not previously deducted from the death benefit payable.

Standard Death Benefit

     If you or a joint Owner dies before the Annuity Starting Date (and the Policy is in force), the Policy will terminate, and we will pay a death benefit to your Beneficiary. If the Beneficiary is the surviving spouse of the Owner, the spouse may either receive the death benefit and the Policy will terminate, or the spouse can continue the Policy in force as the Owner.

During the first eight Policy Years, the standard death benefit equals the greater of:

     1) your Policy's Accumulation Value (without deduction of a withdrawal charge) less any charge for applicable premium taxes (and less any enhanced credits that are recaptured) on the later of the Business Day we receive due proof of death or an annuity payout option is elected; or
     2) the sum of net purchase payments, reduced proportionately by partial withdrawals.

We will reset the standard death benefit:

     1)   on the eighth Policy anniversary; and
     2) on every fifth Policy anniversary thereafter that begins before your 76/th/ birthday (if joint Owners, the 76/th/ birthday of the oldest Owner).

The reset death benefit will be the greatest of:

     1) your Policy's Accumulation Value (without deduction of a withdrawal charge) less any charge for applicable premium taxes on the later of the Business Day we receive due proof of death or an annuity payout option is elected;
     2) the sum of net purchase payments, reduced proportionately by partial withdrawals; or
     3) the Accumulation Value as of the most recent reset date, reduced proportionately by any partial withdrawals.

     A withdrawal will reduce the standard death benefit in the same proportion that the Accumulation Value was reduced on the date of the withdrawal. For each withdrawal, the reduction is calculated by multiplying the death benefit by a fraction where the numerator of the fraction is the amount of the withdrawal and the denominator is the Accumulation Value immediately prior to the withdrawal. Therefore the reduction in death benefit will exceed the amount withdrawn when the death benefit is greater than the Accumulation Value at the time of the withdrawal.

     ----------------------------------------------------------------------

     For example, assume that an Owner makes purchase payments of $100,000 and that the Accumulation Value of the Policy is $80,000 at the end of the third Policy Year. If the Owner withdrawals $20,000 from the Policy, the death benefit will be reduced by the same percentage as the Accumulation Value is reduced at the time of the withdrawal. In this example, since the Accumulation Value is reduced by 25% ($20,000 divided by $80,000), the death benefit will be reduced by the same percentage resulting in a death benefit of $75,000 ($100,000 x 25% = $25,000 reduction in death benefit). Note that the death benefit was reduced by a dollar amount that was greater than the withdrawal amount.

     ----------------------------------------------------------------------

     If you or a joint Owner dies on or after the Annuity Starting Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid at least as rapidly as under the annuity payout option then in effect.

Enhanced Death Benefit

     The enhanced death benefit rider is only available to Owners under age 80 in lieu of the standard death benefit. The enhanced death benefit rider is not available for a Policy held in a retirement account, pension plan or other tax-qualified plan. You cannot elect both the enhanced death benefit rider and the enhanced earnings death benefit rider. There is a charge for the enhanced death benefit rider that is a daily charge which is equivalent to an annual rate of 0.30% assessed upon the net assets of each Subaccount.

     The enhanced death benefit can only be elected prior to issue of the Policy. You can terminate the enhanced death benefit rider at any time, however, once revoked, you may not again elect the enhanced death benefit. The enhanced death benefit may not be available in all states.

     If you elect the enhanced death benefit and you or any joint Owner dies before attaining age 75 and such death qualifies for a standard death benefit, we will pay an enhanced death benefit equal to the greatest of:

     1) the Accumulation Value (without deduction of a withdrawal charge) less any charge for applicable premium taxes on the later of the Business Day we receive due proof of death or an election of an annuity payout option;
     2) the greatest Anniversary Value/2/ plus net purchase payments paid since that anniversary and reduced proportionately by any partial withdrawals made after that anniversary; or
     3) the sum of all net purchase payments, reduced proportionately by any partial withdrawals, accumulated at a 5.0% annual rate of interest up to a maximum of two times total net purchase payments.

----------
/2/ The Anniversary Value equals the Accumulation Value on a Policy anniversary.

     If you elect the enhanced death benefit and you or any joint Owner dies after attaining age 75 and such death qualifies for a standard death benefit, we will pay an enhanced death benefit equal to the greatest of:

     1) the Accumulation Value (without deduction of a withdrawal charge) less any charge for applicable premium taxes on the later of the Business Day we receive due proof of death or an election of an annuity payout option;
     2) the greatest Anniversary Value prior to the last Policy anniversary before the Owner attained age 75, plus any net purchase payments paid after that anniversary and reduced proportionately by any partial withdrawals made after that anniversary; or
     3) the sum of all net purchase payments, reduced proportionately by any partial withdrawals, accumulated at a 5.0% annual rate of interest up to a maximum of two times total net purchase payments.

Enhanced Earnings Death Benefit

     The enhanced earnings death benefit rider is only available to Owners under the age of 76 in lieu of the standard death benefit. You cannot elect the enhanced earnings death benefit and the enhanced death benefit. There is a charge for the enhanced earnings death benefit rider that is a daily charge which is equivalent to an annual rate of 0.30% assessed upon the Accumulation Value in each Subaccount and the Fixed Account.

     The enhanced earnings death benefit can only be elected prior to issue of the Policy. You can terminate the enhanced earnings death benefit at any time, however, once revoked, you may not again elect the enhanced earnings death benefit. The enhanced earnings death benefit may not be available in all states.

     If you elect the enhanced earnings death benefit, the enhanced earnings death benefit will be equal to the sum of (i) the basic value death benefit and
(ii) the earnings death benefit.

     The basic value death benefit equals the greatest of:

     (a) the Accumulation value as of the end of the Valuation Period during which we receive Due Proof of Death and the election of a payout option; or
     (b) the greatest anniversary value up to the last Policy anniversary before your 76th birthday, plus any purchase payments paid after the date of the greatest anniversary value and reduced proportionately by any partial withdrawals made after the date of the greatest anniversary value; or
     (c) the sum of the purchase payments, reduced proportionately by any partial withdrawals.

     If the enhanced credit rider has also been elected, any enhanced credits that were credited within the last 12 months prior to the date of your death will be deducted from the basic value death benefit under (a) and (b) above.

     If you (all owners in the case of joint owners) had not attained age 66 on the policy's date of issue, the earnings death benefit equals 40% of the result of:

     (a)  the basic value death benefit; less
     (b)  the earnings base;

up to a maximum of 40% of the earnings base excluding any purchase payments made in the 12 months immediately prior to the date of your death.

     If you (any owner in the case of joint owners) had attained age 66 on the policy's date of issue, the earnings death benefit equals 30% of the result of:

     (a)  the basic value death benefit; less
     (b)  the earnings base;

up to a maximum of 30% of the earnings base excluding any purchase payments made in the 12 months immediately prior to the date of your death.

     For purposes of the enhanced earnings death benefit, the anniversary value means the Accumulation Value on a Policy Anniversary. In addition, earnings base means the sum of all net purchase payments, less any partial withdrawal(s) in excess of the Policy's investment gains. Withdrawals are assumed to be taken first from the Policy's investment gains as of the date of withdrawal and then from net purchase payments. Special rules apply if the Policy continues pursuant to the spousal continuation provision described below. Please refer to the enhanced earnings death benefit rider for details.

     If your death results from accidental bodily injury sustained in a common carrier accident (as defined in the enhanced earnings death benefit rider), and you have elected the enhanced earnings death benefit, we will pay the death benefit amount multiplied by two, instead of the amount that would otherwise be payable.

     If you die and the beneficiary is your spouse, the Policy to which the enhanced earnings death benefit rider is attached may be continued with your spouse as the owner. If your spouse continues the policy and has not yet attained age 76 on the date of your death, the enhanced earnings death benefit rider may also be continued. Please refer to the enhanced earnings death benefit rider for details.

     The enhanced earnings death benefit rider terminates on the earliest of the following:

     (a) the date of an ownership or primary annuitant change, except as described in the spousal continuation provision;
     (b)  the Annuity Starting Date;
     (c)  the date we receive your written request to terminate the rider; or
     (d)  the date the Policy terminates.

Beneficiary

     When the Owner dies, we will pay any unpaid guaranteed payments to your Beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

     You may change your Beneficiary by sending Written Notice to us, unless the named Beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named Beneficiary is irrevocable, you may change the named Beneficiary only by Written Notice signed by both you and the Beneficiary. If more than one named Beneficiary is designated, and you fail to specify their interests, they will share equally.

     If there are joint Owners, the surviving joint Owner will be deemed the Beneficiary, and the Beneficiary named in the Policy application or as subsequently changed will be deemed the contingent Beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent Beneficiary.

     If the Beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner.

     If the named Beneficiary dies before you, then your estate is the Beneficiary until you name a new Beneficiary.

IRS Required Distribution

     Federal law requires that if your Policy is tax non-qualified and you die before the Annuity Starting Date, then the entire value of your Policy must be distributed within five years of your death. Therefore, any death benefit must be paid within five years after your death. The five-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual Beneficiary; and (b) will be paid over the lifetime or the life expectancy of that Beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. The Statement of Additional Information has a more detailed description of these rules. Other required distribution rules apply to tax-qualified Policies.

--------------------------------------------------------------------------------
FEDERAL TAX MATTERS

     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Policy. This discussion of federal income tax considerations relating to the Policy is based upon our understanding of laws as they now exist and are currently interpreted by the Internal Revenue Service ("IRS").

     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you take a distribution from the Policy. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a "Qualified Policy." If your annuity is independent of any formal retirement or pension plan, it is termed a "Nonqualified Policy." The tax rules applicable to Qualified Policies vary according to the type of retirement plan and the terms and conditions of the plan.

[ ]  TAXATION OF NONQUALIFIED POLICIES

     If a non-natural person (e.g., a corporation or a trust) owns a Nonqualified Policy, the taxpayer generally must include in income any increase in the excess of the Accumulation Value over the investment in the Policy (generally, the purchase payments paid for the Policy) during the taxable year. There are some exceptions to this rule and a prospective owner should discuss these with a tax adviser.

     The following discussion generally applies to Policies owned by natural
     -----------------------------------------------------------------------
persons.
-------

..    Withdrawals. When a withdrawal from a Nonqualified Policy occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Accumulation Value immediately before the distribution over the Owner's investment in the Policy (generally, the purchase payments paid for the Policy, reduced by any amount previously distributed from the Policy that was not subject to tax) at that time. In the case of a surrender under a Nonqualified Policy, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Policy. The tax consequences of an Interest Adjustment are unclear and a tax adviser should be consulted before taking a withdrawal from the 5-Year Fixed Account or the 8-Year Fixed Account if an Interest Adjustment would apply.

..    Penalty Tax on Certain Withdrawals. In the case of a distribution from a
Nonqualified Policy, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

     -    made on or after the taxpayer reaches age 59 1/2;

     -    made on or after an Owner's death;

     -    attributable to the taxpayer's becoming disabled; or

     - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Policy. You should consult a tax adviser with regard to exceptions from the penalty tax.

..    Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Policy ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Policy has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

..    Lump Sum Payments and Proceeds Held on Deposit. Annuity payment amounts that are received as a lump sum payment or held on deposit are taxed in the same manner as a surrender of the Policy. In addition, any interest credited to an amount held on deposit is taxed currently as ordinary income.

..    Taxation of Death Benefit Proceeds. Amounts may be distributed from the
Policy because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Policy, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.


..    Tax Shelter Regulations. Prospective owners should consult a tax adviser about the treatment of the Policy under the Treasury Regulations applicable to tax shelters.


..    Alternative Minimum Tax. There may also be an indirect tax upon the income in the Policy or the proceeds
of a Policy under the federal alternative minimum tax, if the Owner is subject to that tax.

..    Transfers, Assignments or Exchanges of a Policy. A transfer or assignment of ownership of the Policy, the designation of an Annuitant, the selection of certain Annuity Starting Dates, or the exchange of the Policy may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange, should consult a tax adviser as to the tax consequences.

..    Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

..    Multiple Policies. All Nonqualified deferred annuity contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

..    Further Information. We believe that the Policy qualifies as an annuity contract for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Policy."

[ ]  TAXATION OF QUALIFIED POLICIES

     The tax rules applicable to Qualified Policies vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Policy may be subject to the terms of the retirement plan itself, regardless of the terms of the Policy. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Policy comply with the law. Also, you may wish to consult a tax and/or financial adviser regarding the use of the Policy within a qualified or other retirement plan, since the purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax-deferred treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as family protection through death benefits, guaranteed fees and asset allocation models that many retirement plans do not provide.

..    Individual Retirement Accounts (IRAs), as defined in Section 408 of the
Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of $3,000 or the amount of the owner's taxable compensation for the year. The contributions may be deductible in whole or in part, depending on the individual's adjusted gross income and whether the individual is an active participant in certain types of other retirement plans. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. The Internal Revenue Service has not reviewed the Policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the enhanced death benefit rider or the enhanced earnings death benefit rider to the Policy comports with IRA qualification requirements.


..    Roth IRAs, as described in Code Section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from a Roth IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


..    Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant, or both may result if the Policy is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Policy. The Policy includes an optional enhanced death benefit and an optional enhanced earnings death benefit that in some cases may exceed the greater of the purchase payments or the Accumulation Value (and is not available to non-person Owners). The standard death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the enhanced death benefit or the enhanced earnings death benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser.

..    Tax-Sheltered Annuities under Section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a policy that will provide an annuity for the employee's retirement. The Policy will only accept transfers from an existing tax-sheltered annuity contract, and will not accept direct payments of salary reduction contributions. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. The Policy includes an optional enhanced death benefit and an option enhanced earnings death benefit that in some cases may exceed the greater of the purchase payments or the Accumulation Value. The standard death benefit could be characterized as an incidental benefit, the amount of which is limited in a tax-sheltered annuity. Because the enhanced death benefit or the enhanced earnings death benefit may exceed this limitation, individuals using the Policy in connection with such plans should consult their tax adviser.

..    Other Tax Issues. Qualified Policies have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules.

     Distributions from Qualified Policies generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

     "Eligible rollover distributions" from Section 401(a) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

[ ]  POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.

     We have the right to modify the Policy in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of any Policy and do not intend the above discussion as tax advice.

--------------------------------------------------------------------------------
MISCELLANEOUS

[ ]  DISTRIBUTOR OF THE POLICIES

     Mutual of Omaha Investor Services, Inc. ("MOIS"), Mutual of Omaha Plaza, Omaha, Nebraska 68175, is the principal underwriter of the Policies. Like us, MOIS is an affiliate of Mutual of Omaha Insurance Company. MOIS enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors, and may also be licensed as insurance agents to sell variable annuities. MOIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Commissions paid to distributors may be up to 8% of purchase payments. We may also pay other distribution expenses such as renewal fees and production incentive bonuses, including non-cash awards. These distribution expenses do not result in any charges under the Policy that are not described under the Expenses section of the Prospectus.

[ ]  SALES TO EMPLOYEES

     Certain distribution costs and other fees may be waived for Policies owned by employees of United of Omaha and our affiliates. We may increase the Accumulation Value of a Policy purchased by such employees to the extent of the distribution costs that are waived.

[ ]  VOTING RIGHTS

     As required by law, we will vote Series Fund shares held by the Variable Account at regular and special shareholder meetings of the Series Funds pursuant to instructions received from persons having voting interests in the Series Funds. The Series Funds may not hold routine annual shareholder meetings.

     As a Policy Owner, you may have a voting interest in the Series Fund portfolios you are invested in. You will receive proxy material, reports, and other materials relating to each Series Fund in which you have voting interests.

[ ]  DISTRIBUTION OF MATERIALS

     We will distribute proxy statements, updated prospectuses and other materials to you from time to time. In order to achieve cost savings, we may send consolidated mailings to several owners with the same last name who share a common address or post office box in accordance with the rules of the Securities and Exchange Commission.

[ ]  LEGAL PROCEEDINGS

     As of the date of this Prospectus, there are no legal proceedings affecting the Variable Account, or that are material in relation to our total assets.

[ ]  USA PATRIOT ACT NOTICE

     The USA Patriot Act requires financial institutions to notify their customers that the financial institution is required to collect information in order to verify the identity of the owner(s) of any policy or account. In order to satisfy our "Customer Identification Verification" obligation, we may require you to provide us with documents and information necessary to verify your identity. This verification process may include the use of third-party sources to verify the information provided to us.

[ ]  PRIVACY NOTICE

     We are obligated by law to provide you with our privacy notice on an annual basis. Our current privacy notice appears on the succeeding five pages.

                                 MUTUAL OF OMAHA
                       PRIVACY NOTICE-PERSONAL INFORMATION
--------------------------------------------------------------------------------

This Privacy Notice applies to the Personal Information of customers of the Mutual of Omaha companies. The companies include:
..  Mutual of Omaha Insurance Company
..  Mutual of Omaha Investor Services, Inc.
..  Mutual of Omaha Marketing Corporation
..  United of Omaha Life Insurance Company
..  United World Life Insurance Company
..  Companion Life Insurance Company
..  Exclusive Healthcare, Inc.
..  Omaha Property and Casualty Insurance Company
..  Mutual of Omaha Structured Settlement Company, Inc.
..  Mutual of Omaha Structured Settlement Company of New York, Inc.

This Notice applies to our current as well as former customers regardless of their state of residency unless otherwise specifically indicated in this Notice.

                       Why You Are Receiving This Notice

The federal Financial Services Modernization Act and state privacy laws require us to send you an annual Notice. This Notice describes how we collect, use, and protect the Personal Information you entrust to us. Depending on the type of products you have with us, you may also receive a privacy notice required by a federal law which relates to the privacy of your medical information. That notice is titled "Privacy Notice -- Medical Information". Except as permitted or required by law, and as described in the "Privacy Notice -- Medical Information", we do not disclose your medical information.

                              Personal Information

Personal Information means information that we collect about you such as name, address, Social Security number, income, marital status, employment and similar personal information.

                             Information We Collect

In the normal course of business we may collect Personal Information about you from:
..  Applications or other forms we receive from you.
..  Your transactions with us, such as your payment history.
..  Your transactions with other companies.
..  Mutual of Omaha websites (such as that provided through online forms, site visitor data and online information collecting devices known as "cookies").
..  Other sources (such as motor vehicle reports, government agencies and medical information bureaus).
..  Consumer-reporting agencies.

                            Your Personal Information

Sharing Within Mutual of Omaha

The law allows us to share much of your Personal Information among the Mutual of Omaha companies for many uses including the marketing of our own products. We may do so without your prior authorization, and the law does not allow you to restrict the sharing. The type of information we share could include:
..  Your name.
..  Your income.
..  Your Social Security number.
..  Other identifying information you give us.
..  Your transactions with us, such as your payment history.

We do not share your medical information, except to the extent we are required or permitted to under federal or state law.

                              YOUR PRIVACY CHOICE

Note: If you have already instructed us to not share your Personal Information or information about your creditworthiness, it is not necessary to respond again. Your request will remain on file with us until you request a change.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Sharing With Third Parties: For All Customers Except Residents of Minnesota, New Mexico and Vermont

If you are a resident of any state except Minnesota, New Mexico or Vermont, we may share your Personal Information with third parties outside the Mutual of Omaha companies, such as banks and credit card companies. We do so to inform you about other products or services we or other companies offer that may interest you. We may also share your Personal Information with third parties that we contract with to perform functions on our behalf.

We do not share your medical information, except to the extent we are required or permitted to under federal or state law.

                              Your Right to Choose

If you are a resident of any state except Minnesota, New Mexico and Vermont, you have the right to tell us to not share your Personal Information with third parties outside the Mutual of Omaha companies. Even if you tell us to not share your Personal Information with third parties, we may still disclose your Personal Information for those purposes that are required or permitted by law. For example:
..  To respond to a judicial process or government regulatory authority.
..  To process an insurance product or service that you request.
..  To maintain or service your account, such as paying a claim.
.. To allow third parties with whom we have contracted to perform insurance functions on our behalf.

If you tell us to not share your Personal Information with third parties outside Mutual of Omaha, that instruction will apply to all the products you have with Mutual of Omaha. If there are multiple owners of any insurance product or service, any one of you may request that we not share information on behalf of yourself and the other owners.

We will honor your instructions for as long as you are our customer and for as long thereafter as we keep information about you.

If you wish to tell us to not share your Personal Information with third parties outside Mutual of Omaha, please tell us by telephone at 1-800-522-6912.

Sharing With Third Parties: For Customers Who Are Residents of Minnesota, New Mexico and Vermont

If you are a resident of Minnesota, New Mexico or Vermont, the laws of these states prevent us from sharing Personal Information about you with third parties outside the Mutual of Omaha companies. Unless you authorize us to do so, we may not share certain of your Personal Information with third parties. Since the Mutual of Omaha companies do not share such information with third parties, we are not requesting your authorization.

Vermont law also requires us to inform our customers residing in Vermont of the methods by which you may exercise your right to authorize us to share your Personal Information with third parties. At such time as we might request your authorization, we will inform you of those methods.

However, even without your authorization, we may share your Personal Information with third parties in those circumstances where sharing is permitted or required by law. For example:
..  To respond to a judicial process or government regulatory authority.
..  To process an insurance product or service that you request.
..  To maintain or service your account, such as paying a claim.
.. To allow third parties with whom we have contracted to perform insurance functions on our behalf.

We do not sell names or other information about our Minnesota, New Mexico and Vermont customers to third parties for marketing purposes.

We do not share the medical information of our Minnesota, New Mexico or Vermont customers except to the extent we are required or permitted to under federal or state law.

Sharing of Certain Information About Your Creditworthiness: For All Customers Except Residents of Vermont

If you are a resident of any state except Vermont, we may share certain information about your creditworthiness among the Mutual of Omaha companies. We do so to make it easier to do business with us. It also lets us better match our products and services with your needs. For example, one of our insurance companies may share information with another of our insurance companies. Creditworthiness includes:
..  Your marital status.
..  Your income.
..  Your employment history.
..  Your credit history.
If we did not share this information among our companies, you might be required to provide identical information each time you apply for one of our products or services.

If you prefer us to not share this information, please tell us by telephone at 1-800-522-6912.

Sharing of Certain Information About Your Creditworthiness: For Customers Who Are Residents of Vermont

If you are a resident of Vermont and you have given us your written consent, we may share information about your creditworthiness among the Mutual of Omaha companies. We do so to simplify doing business with us and to better match our products and services to your needs. Creditworthiness includes:
..  Your marital status.
..  Your income.
..  Your employment history.
..  Your credit history.

If we did not share this information among our companies, you might be required to provide identical information each time you apply for one of our products or services.
We customarily request your written consent to the sharing of this information among our family of companies when you complete an application for one of our products or services. We will not share information about your creditworthiness without your prior written consent.

                        How We Protect Your Information

We restrict access to your Personal Information. It is given only to the employees of Mutual of Omaha and others who need to know the information to provide our insurance or financial services to you.
We have physical, electronic and procedural safeguards in place to make sure your Personal Information is protected. These safeguards follow legal standards and established security standards and procedures.

--------------------------------------------------------------------------------

                                 MUTUAL OF OMAHA
                            MONTANA PRIVACY ADDENDUM

The following additional information applies to residents of Montana.

                INFORMATION FROM INSURANCE-SUPPORT ORGANIZATIONS
Like most insurance companies, the Mutual of Omaha family of companies obtains personal information about applicants and policyholders from other organizations which are referred to as "insurance-support organizations".

These organizations furnish personal information about applicants and policyholders for use in a number of insurance transactions, such as underwriting and claims activity. These organizations may retain Personal Information about you and provide it to other persons or other companies.

                         YOUR RIGHTS UNDER MONTANA LAW
Under Montana law, you have the following rights regarding your Personal
Information:

Your Rights to Access Your Personal Information. Under Montana law, you have the right to access and obtain a copy of personal information which we have recorded about you. To exercise the right, you should:

..  Properly identify yourself with your full name and policy and/or account numbers.
..  Submit a written request to us for your personal information.
..  Generally describe the personal information you are requesting.

Within 30 days after the receipt of your request, we will inform you of the nature and substance of the personal information we have recorded about you. We may do so in writing, by telephone or other oral communication.

We will also provide a copy of your personal information to you within 30 days after the receipt of your request, as long as the information is reasonably locatable and retrievable by us.

We will also disclose to you the identity, if it was recorded, of those persons to whom we have disclosed your personal information in the 24-month period preceding the date of your request. In the unlikely event that the identity of the person to whom your personal information was disclosed was not recorded, we will provide you with a description of the types of persons to whom we normally disclose the type of personal information involved in your request.

We may charge you a nominal fee to provide you with copies of requested personal information. The fee will be calculated to allow us to recover our costs of providing the information to you.

Your Rights to Correct Your Personal Information. Montana law also gives you the right to correct, amend or delete personal information we may have recorded about you.

We will have 30 days after the receipt of such a request from you to act on it. Within that time, we will either take the action you request or notify you that we cannot do so. If we notify you that we cannot do so, we will:

..  Notify you in writing of our refusal to make the correction, amendment or deletion.
..  Give you the reasons for our refusal.
.. Inform you of your right to file a statement with the Montana Commissioner of Insurance about your disagreement with our action.

Disclosures of Your Medical Information. We are legally entitled in a limited number of circumstances to disclose medical information we may have about you. Under Montana law and upon written request to us, you are entitled to receive a record of disclosures of your medical records which we may make about you. If we do receive such a request from you, we will give you:

..  The name, address and institutional affiliation, if any, of each person receiving your medical information during the prior 3 years.
..  The date the person examined or received your medical information.
.. A description of the information disclosed, unless it would not be practical to provide such a description.

How to Exercise Your Rights. If you wish to exercise any of your rights under Montana law as provided for in this notice, please write to us at:

                         Mutual of Omaha
                         Attn. Privacy Notice
                         Mutual of Omaha Plaza
                         Omaha, NE 68175-0001

When you write to us, please provide us with your full name, complete address and your policy and/or account numbers.

--------------------------------------------------------------------------------

          -----------------------------------------------------------
          DO YOU HAVE QUESTIONS?

               If you have questions about your Policy or this Prospectus, you may contact your agent or broker who gave this Prospectus to you, or you may contact us at: UNITED OF OMAHA, Variable Product Services, P.O. Box 8430, Omaha, Nebraska 68103-0430. Telephone 1-800-238-9354.
          -----------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION

     You may obtain, at no cost, a Statement of Additional Information which contains more details concerning the disclosures in this Prospectus by contacting us. You may also access it in our registration on the SEC's web site (http://www.sec.gov), or you may review and copy it at the SEC's Public Reference Room in Washington D.C. (call the SEC at 1-800-SEC-0330 for details and public hours).

     Here is the table of contents to our Statement of Additional Information:


              Contents                                                   Page(s)
--------------------------------------------------------------------------------
The Policy - General Provisions                                              2-3
   Owner and Joint Owner
   Entire Contract
   Deferment of Payment and Transfers
   Incontestability
   Misstatement of Age or Sex
   Nonparticipating
   Assignment
   Evidence of Age or Survival
--------------------------------------------------------------------------------
Federal Tax Matters                                                          3-4
   Tax Status of the Policy
   Taxation of United of Omaha
--------------------------------------------------------------------------------
State Regulation of United of Omaha                                          4-5
Administration
Records and Reports
Distribution of the Policies
Custody of Assets
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Other Information                                                              5
--------------------------------------------------------------------------------
Financial Statements                                                           5

                       STATEMENT OF ADDITIONAL INFORMATION

                         ULTRA-REWARDS VARIABLE ANNUITY
                         ------------------------------

               Issued through: UNITED OF OMAHA SEPARATE ACCOUNT C

       Offered by: UNITED OF OMAHA LIFE INSURANCE COMPANY ("we, us, our")

                              Mutual of Omaha Plaza
                              Omaha, Nebraska 68175

                              ---------------------

     This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Ultra-Rewards Variable Annuity Policy (the "Policy"). You may obtain a copy of the Prospectus dated May 1, 2004 by calling 1-800-238-9354 or by writing to us at: United of Omaha, Variable Product Services, P.O. Box 8430, Omaha, Nebraska 68103-0430. Terms used in the current Prospectus for the Policy have the same meaning in this Statement of Additional Information.

          This Statement of Additional Information is not a prospectus.
      You should read it only in conjunction with the prospectuses for the
                          Policy and the Series Funds.

Dated: May 1, 2004


             Contents                                                   Page(s)
-------------------------------------------------------------------------------
THE POLICY - GENERAL PROVISIONS                                           2-3
   Owner and Joint Owner
   Entire Contract
   Deferment of Payment and Transfers
   Incontestability
   Misstatement of Age or Sex
   Nonparticipating
   Assignment
   Evidence of Age or Survival
-------------------------------------------------------------------------------
FEDERAL TAX MATTERS                                                       3-4
   Tax Status of the Policy
   Taxation of United of Omaha
-------------------------------------------------------------------------------
STATE REGULATION OF UNITED OF OMAHA                                        4
-------------------------------------------------------------------------------
ADMINISTRATION                                                             4
-------------------------------------------------------------------------------
RECORDS AND REPORTS                                                        4
-------------------------------------------------------------------------------
DISTRIBUTION OF THE POLICIES                                               4
-------------------------------------------------------------------------------
CUSTODY OF ASSETS                                                         4-5
-------------------------------------------------------------------------------
OTHER INFORMATION                                                          5
-------------------------------------------------------------------------------
FINANCIAL STATEMENTS                                                       5

          The following provides additional information about us and the Policy which may be of interest to you and is not addressed in the Prospectus.

                         THE POLICY - GENERAL PROVISIONS
                         -------------------------------

Owner and Joint Owner
---------------------
          While you are alive, only you may exercise the rights under the Policy. You may change the Owner of the Policy as described below under "Assignment." If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy. If the Annuitant is other than the Owner, the Annuitant has no rights under the Policy.

Entire Contract
---------------
          The entire contract is the Policy, as well as the data page, any riders to the Policy, any endorsements or amendments to the Policy and the signed application, a copy of which will be attached to the Policy. All statements made in the application are deemed representations and not warranties. No statement, unless it is in the application, will be used by us to contest the Policy or deny a claim.
          Any change of the Policy and any riders requires the consent of our authorized officer. No agent or registered representative has authority to change or waive any provision of the Policy.
          We reserve the right to amend the Policy to meet the requirements of, or take advantage of, the Internal Revenue Code, regulations or published rulings. You can refuse such a change by giving Written Notice, but a refusal may result in adverse tax consequences.

Deferment of Payment and Transfers
----------------------------------
          We will usually pay any amounts payable from the Variable Account as a result of a partial withdrawal or cash surrender within seven days after receiving Written Notice. We can postpone such payments or any transfers of amounts between Subaccounts or into a Fixed Account if:

               (a) the New York Stock Exchange is closed for other than customary weekend and holiday closings;
               (b)  trading on the New York Stock Exchange is restricted;
               (c) an emergency exists as determined by the Securities and Exchange Commission, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Variable Account; or
               (d) the Securities and Exchange Commission permits delay for the protection of security holders.
          The applicable rules of the Securities and Exchange Commission will govern as to whether the conditions in (c) or (d) exist.


          We may defer transfers, payment of partial withdrawals or a surrender from a Fixed Account for up to six months from the date we receive Written Notice.
          We reserve the right to delay partial withdrawals or cash surrenders from both the Variable Account and a Fixed Account until all of your purchase payment checks have been honored by your bank.

Incontestability
----------------
          We will not contest the validity of the Policy after it has been in force during the lifetime of the Owner for two years from the date of its issue.

Misstatement of Age or Sex
--------------------------
          We may require proof of the Annuitant's age before making any annuity payment provided for by the Policy. If the Annuitant's age or sex has been misstated, the Annuity Starting Date and monthly annuity payments will be determined using the correct age and sex.
          If a misstatement of age or sex results in monthly annuity payments that are too large, the overpayments will be deducted from future monthly annuity payments. If we have made payments that are too small, the underpayments will be added to the next payment. Adjustments for overpayments or underpayments will include 6% interest.

Nonparticipating
----------------
          No dividends will be paid. Neither you nor the Beneficiary shares in our surplus earnings or profits.

Assignment
----------
          You may change the Owner of the Policy or pledge it as collateral by assigning it. No assignment is binding on us until we record and acknowledge it. We are not responsible for the validity of any assignments. The rights of any payee will be subject to a collateral assignment.
          If the Beneficiary designation is irrevocable, the Owner may be changed or the Policy assigned only upon Written Notice signed by both you and the Beneficiary. On the Annuity Starting Date, you may select another payee, but you retain all rights of ownership unless you sign an absolute assignment of the Policy.

Evidence of Age or Survival
---------------------------
          We may require proof of the age or survival of any Owner, Annuitant or payee. No payment will be made until we receive such proof.

                               FEDERAL TAX MATTERS
                               -------------------
Tax Status of the Policy
------------------------

          Diversification Requirements. Section 817(h) of the Internal Revenue Code (the "Code") provides that in order for a variable contract based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified." The Treasury Department regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Subaccounts of the Variable Account. The Variable Account, through the Series Funds and their portfolios, intends to comply with those diversification requirements. We and the Series Funds have entered into agreements regarding participation in the Series Funds that requires the Series Funds and their portfolios to comply with the Treasury Department regulations.

          Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets." As of the date of the Prospectus, no such guidance has been issued.
          The Owner's rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policy owners were not owners of separate account assets. For example, you have additional flexibility in allocating premium payments and Policy values. These differences could result in you being treated as the Owner of a pro-rata portion of the assets of the Separate Account. In addition, we do not know what standards will be set forth, if any, in future regulations or rulings issued by the Treasury Department. We therefore reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the owner of a pro-rata share of the assets of the Variable Account or to otherwise qualify the Policy for favorable tax treatment.

          Distribution Requirements. The Code also requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon your death. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if you die on or after the annuity starting date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on your death. If you die before the Annuity Starting Date, the entire interest in your Policy must generally be distributed within five years after your death. This requirement can be satisfied if the entire interest in your Policy is used to purchase an immediate annuity under which payments will begin within one year of your death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is your surviving spouse, the Policy may be continued with your surviving spouse as the new Owner. The Policy contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Policy satisfy all such Code requirements. The provisions contained in the Policy will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Taxation of United of Omaha
---------------------------
          We at present are taxed as a life insurance company under part I of Subchapter L of the Code. The Variable Account is treated as part of us and, accordingly, is not taxed separately as a "regulated investment company" under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the Variable Account retained as part of the reserves under the Policy. Based on this expectation, it is anticipated that no charges will be made against the Variable Account for federal income taxes. If, in future years, any federal income taxes or related economic burdens are incurred by us with respect to the Variable Account, we may make a charge to the Variable Account.

                       STATE REGULATION OF UNITED OF OMAHA
                       -----------------------------------

          We are subject to Nebraska law and to regulation by the Nebraska Department of Insurance. We file an annual statement with the Nebraska Department of Insurance covering our operation for the preceding year and our financial condition as of the end of such year. Regulation by the Nebraska Department of Insurance includes periodic examinations to determine our contract liabilities and reserves. Our books and accounts are subject to review by the Nebraska Department of Insurance at all times and a full examination of our operations is conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we operate.

                                 ADMINISTRATION
                                 --------------

          We perform all administration for your Policy.

                               RECORDS AND REPORTS
                               -------------------

          All records and accounts relating to the Variable Account are maintained by us. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, we will mail to all Policy Owners at their last known address of record, at least annually, financial statements of the Variable Account and such other information as may be required under that Act or by any other applicable law or regulation. Policy Owners will also receive confirmation of each financial transaction and any other reports required by applicable state and federal laws, rules, and regulations.

                          DISTRIBUTION OF THE POLICIES
                          ----------------------------


          We have discontinued the offering of the Policies as of June 1, 2003. Mutual of Omaha Investor Services, Inc. ("MOIS") is the principal underwriter of the Policies. The Policies will be distributed by MOIS through retail broker-dealers. Commissions payable to a broker-dealer will be up to 8% of Purchase Payments. For the fiscal year ended December 31, 2003, we paid $_________ in total compensation to MOIS; of this amount MOIS retained $_______ as concessions for its services as principal underwriter and for distribution concessions, with the remaining amounts paid to other broker-dealers. In 2002, these amounts were $660,973 and $68,857 respectively.

          Certain distribution costs may be waived for Policies owned by employees of United of Omaha and our affiliates. We may increase the Accumulation Value of a Policy purchased by such employees to the extent of the distribution costs that are waived.

                                CUSTODY OF ASSETS
                                -----------------

          We hold the assets of each of the Subaccounts of the Variable Account. The assets of the Variable Account are segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Series Funds held by each of the Subaccounts. Additional protection for the assets of the Variable Account is afforded by our fidelity bond, presently in the amount of $10 million, covering the acts of our officers and employees.



                                OTHER INFORMATION
                                -----------------

          A registration statement has been filed with the Securities and Exchange Commission ("SEC"), under the Securities Act of 1933 as amended, with respect to the Policies discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the Prospectus or this Statement of Additional Information. Statements contained in the Prospectus and this Statement of Additional Information concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, refer to the instruments filed with the SEC. They may be accessed on the SEC's Web site: http://www.sec.gov.

                              FINANCIAL STATEMENTS
                              --------------------


     This Statement of Additional Information contains financial statements of the Subaccounts of United of Omaha Separate Account C as of December 31, 2003 and for the years ended December 31, 2003 and 2002 which have been audited by Deloitte & Touche LLP, independent auditors, Omaha, Nebraska, as stated in their reports appearing herein and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
     The statutory financial statements of United of Omaha Life Insurance Company as of December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, Omaha, Nebraska, as stated in their reports appearing herein and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

     The financial statements should be considered only as bearing on our ability to meet our obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in each of the Subaccounts of the United of Omaha Separate Account C. The primary business address of Deloitte & Touche LLP is First National Tower, 1601 Dodge Street, Suite 3100, Omaha, Nebraska 68102.

FINANCIAL STATEMENTS TO BE FILED BY A POST-EFFECTIVE AMENDMENT FILED BEFORE THE EFFECTIVE DATE OF THIS AMENDED REGISTRATION STATEMENT.

PART C       OTHER INFORMATION

Item 24.     Financial Statements and Exhibits

        (a)  Financial Statements

             All required financial statements are included in Part B of this Registration Statement.

        (b)  Exhibits:  The following exhibits are filed herewith:

Exhibit No.       Description of Exhibit
-----------       --------------------------------------------------------------

(1)     (a)       Resolution of the Board of Directors of United of Omaha Life
                  Insurance Company establishing the Variable Account.*

(2)               Not applicable.

(3)     (a)       Principal Underwriter Agreement by and between United of
                  Omaha Life Insurance Company, on its own behalf and on behalf of the Variable Account, and Mutual of Omaha Investor
                  Services, Inc.*

                  Form of Broker/Dealer Supervision and Sales Agreement by and between Mutual of Omaha Investor Services, Inc. and the Broker/Dealer.*

(4)     (a)       Form of Policy for the ULTRA-REWARDS variable annuity
                  Policy.*****

        (b)       Form of Riders to the Policy.

                  Enhanced Death Benefit Rider to the Policy.****

                  Enhanced Credit Rider for the Policy.*****

                  Withdrawal Charge Waiver Rider to the Policy.****

                  Enhanced Earnings Death Benefit Rider to the Policy.******

(5)               Form of Application to the Policy.****

(6)     (a)       Articles of Incorporation of United of Omaha Life Insurance
                  Company.*

                  Bylaws of United of Omaha Life Insurance Company.****

(7)               Not applicable.


(8)     (a)  (1)  Participation  Agreement  among The Alger American Fund,
                  Fred Alger Management, Inc. and United of Omaha Life Insurance Company.*

             (2) Amendment No. 1 to the Participation Agreement among Alger American Fund, Fred Alger Management, Inc. and United of Omaha Life Insurance Company.****

             (3) Amendment No. 2 to the Participation Agreement among The Alger American Fund, Fred Alger Management, Inc. and United of Omaha Life Insurance Company.****

             (4) Amendment No. 3 to the Participation Agreement among The Alger American Fund, Fred Alger Management, Inc. and United of Omaha Life Insurance Company.

        (b) (1) Fund Participation Agreement among United of Omaha Life Insurance Company, Insurance Management Series and Federated Securities Corp.*

             (2) Amendment No. 1 to the Participation Agreement among Federated Insurance Series, formerly Insurance Management Series, Federated Securities Corp. and United of Omaha Life Insurance Company.****

             (3) Amendment No. 2 to the Participation Agreement among Federated Insurance Series, formerly Insurance Management Series, Federated Securities Corp. and United of Omaha Life Insurance Company.****


             (4) Amendment No. 3 to the Participation Agreement among Federated Insurance Series, formerly Insurance Management Series, Federated Securities Corp. and United of Omaha Life Insurance Company.

             (5) Amendment No. 4 to the Participation Agreement among Federated Insurance Series, formerly Insurance Management Series, Federated Securities Corp. and United of Omaha Life Insurance Company.


        (c) (1) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.*

             (2) Amendment No. 2 to the Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.****

             (3) Amendment No. 3 to the Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.****

             (4) Amendment No. 4 to the Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.****

             (5) Amendment No. 5 to the Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.*******


             (6) Sixth Amendment to the Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.

             (7) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.****

             (8) Amendment No. 1 to the Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.****

             (9) Amendment No. 2 to the Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.****

             (10) Amendment No. 3 to the Participation Agreement among Variable
                  Insurance Products Fund, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.*******

             (11) Fourth Amendment to the Participation Agreement among Variable
                  Insurance Products Fund, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.


        (d) (1) Amended and Restated Participation Agreement among MFS Variable Insurance Trust, United of Omaha Life Insurance Company and Massachusetts Financial Services Company.*******

             (2) Amendment No. 1 to the Amended and Restated Participation Agreement among MFS Variable Insurance Trust, United of Omaha Life Insurance Company and Massachusetts Financial Services Company.


        (e) (1) Participation Agreement among Pioneer Variable Contracts Trust, Pioneer Funds Distributor, Inc. and United of Omaha Life Insurance Company.****

             (2) Amendment No. 1 to the Participation Agreement among Pioneer Variable Contracts Trust, Pioneer Funds Distributor, Inc. and United of Omaha Life Insurance Company.****

             (3) Amendment No. 2 to the Participation Agreement among Pioneer Variable Contracts Trust, Pioneer Funds Distributor, Inc. and United of Omaha Life Insurance Company.****


             (4) Amendment No. 3 to the Participation Agreement among Pioneer Variable Contracts Trust, Pioneer Funds Distributor, Inc. and United of Omaha Life Insurance Company.

             (5) Amendment No. 4 to the Participation Agreement among Pioneer Variable Contracts Trust, Pioneer Funds Distributor, Inc. and United of Omaha Life Insurance Company.


        (f) (1) Participation Agreement by and between Scudder Variable Life Investment Fund and United of Omaha Life Insurance Company.*

             (2) First Amendment to the Participation Agreement among United of Omaha Life Insurance Company, Companion Life Insurance Company and Scudder Variable Life Investment Fund.****


             (3) Amendment No. 2 to the Participation Agreement among United of Omaha Life Insurance Company, Companion Life Insurance Company and Scudder Variable Life Investment Fund (now known as Scudder Variable Series I).


        (g) (1) Participation Agreement among T. Rowe Price International Series, T. Rowe Price Equity Series, T. Rowe Price Fixed Income Series, T. Rowe Price Investment Services, Inc. and United of Omaha Life Insurance Company.*

             (2) Amended Schedule A effective May 31, 1995 to Participation Agreement among T. Rowe Price International Series, T. Rowe Price Equity Series, T. Rowe Price Fixed Income Series, T. Rowe Price Investment Services, Inc. and United of Omaha Life Insurance Company.****

             (3) Amended Schedule A effective May 1, 1997 to Participation Agreement among T. Rowe Price International Series, T. Rowe Price Equity Series, T. Rowe Price Fixed Income Series, T. Rowe Price Investment Services, Inc. and United of Omaha Life Insurance Company.****

             (4) Amended Schedule A effective August 6, 1999 to Participation Agreement among T. Rowe Price International Series, T. Rowe Price Equity Series, T. Rowe Price

                  Fixed Income Series, T. Rowe Price Investment Services, Inc. and United of Omaha Life Insurance Company.****


             (5) Amended Schedule A effective November 22, 2002 to the Participation Agreement among T. Rowe Price International Series, T. Rowe Price Equity Series, T. Rowe Price Fixed Income Series, T. Rowe Price Investment Services, Inc. and United of Omaha Life Insurance Company.

             (6) Amendment No. 1 to the Participation Agreement among T. Rowe Price International Series, T. Rowe Price Equity Series, T. Rowe Price Fixed Income Series, T. Rowe Price Investment Services, Inc. and United of Omaha Life Insurance Company.


        (h) (1) Participation Agreement among Morgan Stanley Universal Funds, Inc, Morgan Stanley Asset Management, Inc., Miller Anderson & Sherrerd, LLP, and United of Omaha Life Insurance Company.**


             (2) Amendment No. 1 to the Participation Agreement among United of Omaha Life Insurance Company, The Universal Institutional Funds, Inc. (formerly Morgan Stanley Universal Funds, Inc.), and Morgan Stanley Investment Management, Inc. (formerly Morgan Stanley Asset Management Inc.).

             (3) Amendment No. 2 to the Participation Agreement among United of Omaha Life Insurance Company, The Universal Institutional Funds, Inc. (formerly Morgan Stanley Universal Funds, Inc.), and Morgan Stanley Investment Management, Inc. (formerly Morgan Stanley Asset Management Inc.).


        (i) (1) Participation Agreement among BT Insurance Funds Trust, Bankers Trust Company and United of Omaha Life Insurance Company.***

             (2) Amendment No. 1 to the Fund Participation Agreement among Deutsche Asset Management VIT Funds, formerly BT Insurance Funds Trust, Bankers Trust Company and United of Omaha Life Insurance Company.*******

9.                Opinion and Consent of Counsel. #

10.               Consents of Independent Auditors.#

11.               Not applicable.

12.               Not applicable.


13.               Not applicable.



14.               Powers of Attorney.


* Incorporated by reference to Registration Statement for United of Omaha Separate Account C filed on April 24, 1997 (File No. 33-89848).

**      Incorporated by reference by Registration Statement for United of
Omaha Separate Account C filed on April 16, 1998 (File No. 33-89848).

***     Incorporated by reference to the Registration Statement for United of
Omaha Separate Account C filed on April 26, 2000 (File No. 33-89848).

****    Incorporated by reference to the Registration Statement for United of
Omaha Separate Account C filed on January 22, 2001 (File No. 333-54112).

*****   Incorporated by reference to the Registration Statement for United of
Omaha Separate Account C filed on August 20, 2001 (File No. 333-54112).

****** Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on February 22, 2002 (File No. 333-54112).

******* Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on April 29, 2002 (File No. 333-54112).


#       To be filed by Post-Effective Amendment filed before the effective date of this Amended Registration Statement.


Item 25.     Directors and Officers of the Depositor

Our Directors and Senior Officers are:


Directors*
----------
David Baris               Managing Partner, Kennedy, Baris & Lundy, L.L.P.
Samuel L. Foggie, Sr.     Retired Banking and Finance Industry Executive
Carol B. Hallett          Chairman, Homeland Security Practice of Carmen Group,
                          Incorporated
Jeffrey M. Heller         President and Chief Operating Officer, Electronic Data
                          Systems Corporation
James G. McFarlane        Area Chairman, Arthur J. Gallagher & Co
Richard W. Mies           Senior Vice President, Science Applications
                          International Corporation
Daniel P. Neary           Director and President of our Company
Oscar S. Straus II        Chairman, The Daniel and Florence Guggenheim
                          Foundation
John W. Weekly            Chairman of the Board  and CEO of our Company



Senior Officers*
----------------
John W. Weekly            Chairman of the Board and Chief Executive Officer
Daniel P. Neary           President
Cecil D. Bykerk           Executive Vice President and Chief Actuary
James L. Hanson           Executive Vice President (Information Services)
M. Jane Huerter           Executive Vice President and Corporate Secretary
                          (Corporate Services)
Daniel P. Martin          Executive Vice President (Group Benefit Services)
William C. Mattox         Executive Vice President (Federal Legislative
                          Affairs)
Thomas J. McCusker        Executive Vice President and General Counsel
Tommie D. Thompson        Executive Vice President, Treasurer and
                          Comptroller
Michael C. Weekly         Executive Vice President (Individual Financial
                          Services)
Richard A. Witt           Executive Vice President and Chief Investment
                          Officer


     *Business address for all directors and officers is Mutual of Omaha Plaza, Omaha, Nebraska 68175.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Name of Corporation (where organized)*      Type of Corporation
--------------------------------------      ------------------------------------

Mutual of Omaha Insurance Company (NE)      Accident & Health Insurance
   Fulcrum Growth Partners, L.L.C. (DE)     Investment activities
      BalCo Holdings, LLC (DE)              Investment activities

   KFS Corporation (NE)                     Holding Corporation
      Kirkpatrick, Pettis, Smith,           Registered broker-dealer &
       Polian Inc. (NE)                     investment advisor

      Kirkpatrick Pettis Capital
       Management, Inc. (NE)                Registered investment advisor
      Kirkpatrick Pettis Investment
       Management, Inc. (NE)                Investment advisor
      Kirkpatrick Pettis Trust
       Company (NE)                         Trust company
   Mutual of Omaha Health Plans,
    Inc. (NE)                               Holding corporation
      Exclusive Healthcare, Inc. (NE)       HMO
      Ingenium Benefits, Inc. (NE)          Administrative services
   Mutual of Omaha Holdings, Inc. (NE)      Holding corporation
      innowave incorporated (NE)            Markets water purification products
         innowave Pure Water                Markets water purification products
          Technologies,Inc.(NE)             (inactive)
      Mutual of Omaha Investor Services,
       Inc. (NE)                            Registered securities broker-dealer

      Mutual of Omaha Marketing
       Corporation (NE)                     Markets insurance products
   The Omaha Indemnity Company (WI)         Property & casualty insurance
                                            (inactive)
   Omaha Property and Casualty
    Insurance Company (NE)                  Property & casualty insurance
      Adjustment Services, Inc. (NE)        Claims adjusting services
   United of Omaha Life Insurance
    Company (NE)                            Life, H&A insurance/annuities
      Companion Life Insurance
       Company (NY)                         Life insurance/annuities
      Mutual of Omaha Structured
       Settlement Company, Inc. (CT)        Structured settlements
      Mutual of Omaha Structure
      Settlement Company of
        New York, Inc. (NY)                 Structured settlements
      United World Life Insurance
       Company (NE)                         Accident & health and life insurance

*Subsidiaries are indicated by indentations.

Item 27.     Number of Policyowners


          As of March 31, 2004, there were ____ Owners of the Policies.


Item 28.     Indemnification

          The Nebraska Business Corporation Act provides for permissive indemnification of officers and directors in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Nebraska Business Corporation Act also specifies procedures for determining when indemnification payments can be made.

          With respect to indemnification, Article XI of United's Articles of Incorporation provides as follows:

               An outside director of the Company shall not be personally liable to the Company or its Stockholders for monetary damages for breach of fiduciary duty as a director, except for liability for: (i) any act or omission not in good faith which involves intentional misconduct or a knowing violation of the law; (ii) any transaction from which the outside director derived an improper direct or indirect financial benefit; (iii) paying or approving a dividend which is in violation of Nebraska law; (iv) any act or omission which violates a declaratory or injunctive order obtained by the Company or its Stockholders; and (v) any act or omission occurring prior to the effective date of the amendments to the Articles of Incorporation of the Company incorporating this ARTICLE XI.

               For purposes of this ARTICLE XI, an outside director shall mean a member of the Board of Directors who is not an officer or a person who may control the conduct of the Company through management agreements, voting trusts, directorships in related corporations, or any other device or relationship.

               If the Nebraska Business Corporation Act is amended after approval by the Stockholders of this ARTICLE XI to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Company shall be eliminated or limited to the fullest extent permitted by the Nebraska Business Corporation Act as so amended.

               Any repeal or modification of the foregoing ARTICLE XI by the Stockholders of the Company shall not adversely affect any right or protection of a director of the Company existing at the time of such repeal or modification.

With respect to indemnification, Article XII of United's Articles of Incorporation provides as follows:

               To the fullest extent permitted by law, the Corporation shall indemnify any person, who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal, by reason of the fact that such person is or was a director of the Corporation, or is or was serving at the request of the Corporation as a director, officer, partner, member, trustee, employee or agent of another domestic or foreign corporation, partnership, limited liability company, joint venture, trust, employee benefit plan or other entity, against expenses including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding; PROVIDED HOWEVER, that this indemnity shall not protect a director against liability for (i) receipt of a financial benefit to which he or she is not entitled, (ii) an intentional infliction of harm on the corporation or its members, (iii) a violation of section 21-2096 of the Nebraska Business Corporation Act, or (iv) an intentional violation of criminal law; and PROVIDED FURTHER HOWEVER, that this indemnity shall not protect a director against liability in connection with a proceeding by or in the right of the Corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that such person has met the relevant standard of conduct in section 21-20,103 of the Nebraska Business Corporation Act.

               To the fullest extent permitted by law, before final disposition of an action, suit, or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal, the Corporation shall advance funds to pay for or reimburse the reasonable expenses incurred by a director of the Corporation, who is a party to such action, suit or proceeding because he or she is a director of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, member, trustee, employee or agent of another foreign or domestic corporation, partnership, limited liability company, joint venture, employee benefit plan or other entity if he or she delivers to the Corporation: (a) a written affirmation of his or her good faith belief that he or she has met the relevant standard of conduct or that the proceeding involves conduct for which liability has been eliminated under a provision of these Articles of Incorporation as authorized by the Nebraska Business Corporation Act; and (b) his or her written undertaking to repay any funds advanced if he or she is not entitled to mandatory indemnification under section 21-20,104 of the Nebraska Business Corporation Act and it is ultimately determined under section 21-20,106 or section 20,107 of the Nebraska Business Corporation Act that he or she has not met the relevant standard of conduct described in section 21-20,103 of the Nebraska Business Corporation Act. This undertaking shall be an unlimited general obligation of the director and shall not be required to be secured. It may be accepted without reference to the financial ability of the director to make repayment.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of United of Omaha Life Insurance Company pursuant to the foregoing provisions, or otherwise, United has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by United of expenses incurred or paid by a director, officer or controlling person of United in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, United will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.     Principal Underwriter

     (a) In addition to Registrant, Mutual of Omaha Investor Services, Inc. is the principal underwriter for policies offered by United of Omaha Life Insurance Company through United of Omaha Separate Account B and offered by Companion Life Insurance Company through Companion Life Separate Account C and Companion Life Separate Account B.

     (b) The directors and principal officers of Mutual of Omaha Investor Services, Inc. (principal address: Mutual of Omaha Plaza, Omaha, Nebraska 68175) are as follows:

NAME                                      TITLE
--------------------------------------    --------------------------------------

John W. Weekly                            Chairman, Director
Richard A. Witt                           President, Director
M. Jane Huerter                           Secretary and Director
Daniel P. Neary                           Director
William J. Bluvas                         Vice President, Treasurer



     (c) Mutual of Omaha Investor Services, Inc. is the principal underwriter of the Policies. Commissions payable to a broker-dealer may be up to 8% of purchase payments. For the fiscal year ended December 31, 2003, United paid $_________ in total compensation to MOIS; of this amount MOIS retained $________ as concessions for its services as principal underwriter and for distribution concessions, with the remaining amount paid to other broker-dealers.


Item 30.     Location of Accounts and Records

          The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by United at Mutual of Omaha Plaza, Omaha, Nebraska 68175.

Item 31.     Management Services.

     All management policies are discussed in Part A or Part B of this registration statement.

Item 32.     Undertakings

          (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as purchase payments under the Policy may be accepted.
          (b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.
          (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request to United at the address or phone number listed in the Prospectus.
          (d) United of Omaha Life Insurance Company represents that the fees and charges under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by United of Omaha Life Insurance Company.

SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, United of Omaha Life Insurance Company and United of Omaha Separate Account C have caused this Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 to be signed on their behalf, in the City of Omaha and State of Nebraska, on February 27, 2004.


                                        UNITED OF OMAHA SEPARATE ACCOUNT C
                                        Registrant

                                        UNITED OF OMAHA LIFE INSURANCE COMPANY
                                        Depositor


                                        /s/ Thomas J. McCusker
                                        ----------------------------------------
                                        By: Thomas J. McCusker


     As required by the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 has been signed by the following persons on February 27, 2004 in the capacities and on the dates indicated.

Signatures                                Title                      Date
---------------------------     --------------------------------     --------

by                         *    Chairman of the Board and
  -------------------------     Chief Executive Officer              02/27/04
         John W. Weekly

by                         *
  -------------------------     President                            02/27/04
         Daniel P. Neary

by                         *    Treasurer and Comptroller
  -------------------------     (Principal Financial Officer and     02/27/04
         Tommie Thompson        Principal Accounting Officer)

by                         *
  -------------------------     Director                             02/27/04
         David Baris

by                         *
  -------------------------     Director                             02/27/04
      Samuel L. Foggie, Sr.

by                         *
  -------------------------     Director                             02/27/04
         Carol B. Hallett

by                         *
  -------------------------     Director                             02/27/04
         Jeffrey M. Heller

By                         *
  -------------------------     Director                             02/27/04
         James G. McFarlane

by                         *
  -------------------------     Director                             02/27/04
         Richard W. Mies

by                         *
  -------------------------     Director                             02/27/04
         Daniel P. Neary

by                         *
  -------------------------     Director                             02/27/04
         Oscar S. Straus II

By                         *
  -------------------------     Director                             02/27/04
         John W. Weekly

* Signed by Thomas J. McCusker under Powers of Attorney effective January 1, 2001, June 1, 2003 and September 1, 2003.

                                  EXHIBIT INDEX
                                  -------------

Exhibit No.   Description of Exhibit
-----------   ------------------------------------------------------------------

(8)(a)(4) Amendment No. 3 to the Participation Agreement among The Alger American Fund, Fred Alger Management, Inc. and United of Omaha Life Insurance Company.

(8)(b)(4) Amendment No. 3 to the Participation Agreement among Federated Insurance Series, formerly Insurance Management Series, Federated Securities Corp. and United of Omaha Life Insurance Company.

(8)(b)(5) Amendment No. 4 to the Participation Agreement among Federated Insurance Series, formerly Insurance Management Series, Federated Securities Corp. and United of Omaha Life Insurance Company.

(8)(c)(6) Sixth Amendment to the Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.

(8)(c)(11) Fourth Amendment to the Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.

(8)(d)(2) Amendment No. 1 to the Amended and Restated Participation Agreement among MFS Variable Insurance Trust, United of Omaha Life Insurance Company and Massachusetts Financial Services Company.

(8)(e)(4) Amendment No. 3 to the Participation Agreement among Pioneer Variable Contracts Trust, Pioneer Funds Distributor, Inc. and United of Omaha Life Insurance Company.

(8)(e)(5) Amendment No. 4 to the Participation Agreement among Pioneer Variable Contracts Trust, Pioneer Funds Distributor, Inc. and United of Omaha Life Insurance Company.

(8)(f)(3) Amendment No. 2 to the Participation Agreement among United of Omaha Life Insurance Company, Companion Life Insurance Company and Scudder Variable Life Investment Fund (now known as Scudder Variable Series I).

(8)(g)(5) Amended Schedule A effective November 22, 2002 to the Participation Agreement among T. Rowe Price International Series,
              T. Rowe Price Equity Series, T. Rowe Price Fixed Income Series, T. Rowe Price Investment Services, Inc. and United of Omaha Life Insurance Company.

(8)(g)(6) Amendment No. 1 to the Participation Agreement among T. Rowe Price International Series, T. Rowe Price Equity Series, T. Rowe Price Fixed Income Series, T. Rowe Price Investment Services, Inc. and United of Omaha Life Insurance Company.

(8)(h)(2) Amendment No. 1 to the Participation Agreement among United of Omaha Life Insurance Company, The Universal Institutional Funds, Inc. (formerly Morgan Stanley Universal Funds, Inc.) and Morgan Stanley Investment Management Inc. (formerly Morgan Stanley Asset Management Inc.).

(8)(h)(3) Amendment No. 2 to the Participation Agreement among United of Omaha Life Insurance Company, The Universal Institutional Funds, Inc. (formerly Morgan Stanley Universal Funds, Inc.) and Morgan Stanley Investment Management Inc. (formerly Morgan Stanley Asset Management Inc.).

(9)           Opinion and Consent of Counsel.

(10)          Consent of Independent Auditors.

(14)          Powers of Attorney.

--------------------------------------------------------------------------------

                           Registration No. 333-54112

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                   ----------

                       UNITED OF OMAHA SEPARATE ACCOUNT C
                       ----------------------------------

                                       OF

                     UNITED OF OMAHA LIFE INSURANCE COMPANY

                                    --------
                                    EXHIBITS
                                    --------

                                       TO

                     THE REGISTRATION STATEMENT ON FORM N-4

                                      under

           THE SECURITIES ACT OF 1933, Post-Effective Amendment No. 4

                                       and

              THE INVESTMENT COMPANY ACT OF 1940, Amendment No. 41

--------------------------------------------------------------------------------

                                February 27, 2004